As filed with the Securities and Exchange Commission on March 24, 1999
                                                 Securities Act File No. 333-o
                                         Investment Company Act File No. 811-o
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-2
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                        Pre-Effective Amendment No.                        [ ]
                       Post-Effective Amendment No.                        [ ]
                                  and/or
                     REGISTRATION STATEMENT UNDER THE                      [X]
                      INVESTMENT COMPANY ACT OF 1940
                               Amendment No.                               [ ]
                     (check appropriate box or boxes)

                           --------------------

                              XYZ PEPS TRUST
            (Exact Name of Registrant as Specified in Charter)

                           --------------------

                         C/O PUGLISI & ASSOCIATES
                            850 Library Avenue
                                 Suite 204
                          Newark, Delaware 19715
                 (Address of Principal Executive Offices)
    Registrant's Telephone Number, including Area Code: (302) 738-6680

                           --------------------

                             Donald J. Puglisi
                           Puglisi & Associates
                            850 Library Avenue
                                 Suite 204
                          Newark, Delaware 19715
                  (Name and Address of Agent for Service)

                           --------------------

                                Copies to:
                           John M. Brandow, Esq.
                           Davis Polk & Wardwell
                           450 Lexington Avenue
                         New York, New York  10017

                           --------------------

               Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

                           --------------------

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]


       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                                            Proposed
                                                                           Proposed         Maximum
                                                                            Maximum        Aggregate
              Title of Securities                     Amount Being      Offering Price      Offering          Amount of
                Being Registered                       Registered        Per Share (1)     Price (1)       Registration Fee
---------------------------------------------------------------------------------------------------------------------------
PEPS representing shares of beneficial interest      1,000,000  PEPS      $10,000,000        $10.00              $2,780.00
---------------------------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

                              ---------------

   The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

==============================================================================

PROSPECTUS (Subject to Completion)
Issued March 24, 1999                                             [(XYZ) LOGO]

                                o PEPS(SM)
                              XYZ PEPS Trust
         o $ Premium Exchangeable Participating Shares - PEPS(SM)
       (Subject to Exchange for Common Stock of XYZ Company or Cash)

                              ---------------

We are offering Premium Exchangeable Participating Shares (PEPS) of XYZ PEPS Trust. We are a newly created Delaware business trust formed to purchase and hold U.S. Treasury securities and a prepaid forward purchase contract with o, [one] of the stockholders of XYZ Company, for the purchase of XYZ Company common stock. The PEPS are securities that represent all of the beneficial interest in XYZ PEPS Trust.

We will make payments of $o per PEPS on o, o, o and o of each year, beginning on o, until o, from funds we receive in respect of the U.S. Treasury securities that we hold.

The prepaid forward purchase contract that we hold will provide that o will deliver to us on o between 0. o of a share and one share of common stock of XYZ Company per PEPS. The number of shares delivered per PEPS will depend on the average of the closing prices of the XYZ Company common stock on the 20 trading days immediately prior to o, as follows (subject to adjustments as described in this prospectus). If the average closing price is:

  o greater than $o , we will receive 0. o of a share per PEPS.

  o greater than $o but less than or equal to $o, we will receive shares worth $o (valued at the average closing price) per PEPS.

  o less than or equal to $o, we will receive one share per PEPS.

o may also satisfy the forward purchase contract in whole or in part by delivering cash to us in an amount equal to the value (measured at the average closing price) of the shares otherwise deliverable. Following the delivery of the shares of the XYZ common stock or cash to us, our trust will terminate and we will deliver those shares or cash (or combination thereof) to you in exchange for your PEPS. The forward purchase contract may be accelerated, and our trust may terminate, if there is a default under, or insufficient collateral securing, the forward purchase contract, or if the tax events described in this prospectus occur. In such an event, you would receive shares of XYZ Company common stock or cash as described in this prospectus.

o will have the right to extend the maturity of the forward purchase contract from o to o, and o will then have the right to accelerate the maturity of the forward contract to a date after o but on or prior to o if o elects to finance the cash settlement of the forward purchase contract through a "rollover offering" of new securities. In either case, the number of shares of XYZ Company common stock (or the amount of cash) that you will receive in exchange for your PEPS may be greater or less than the number of shares (or the amount of cash) that you would have received if o had not extended the maturity of the forward purchase contract.

The PEPS do not guarantee any return of your initial investment. The value of the XYZ Company common stock or cash that you receive in exchange for your PEPS may be less than the price that you paid for the PEPS, in which case you will suffer a loss on your investment.

The XYZ Company common stock is listed on the [New York Stock Exchange] under the symbol "o." On o, the closing price of the XYZ Company common stock on the [New York Stock Exchange] was $o per share.

The PEPS have no history of public trading. Closed-end fund shares frequently trade at a discount from the net asset value of the fund. This characteristic of investments in closed-end investment companies is a risk separate and distinct from the risk that the fund's net asset value will decrease. This risk may be greater for you if you anticipate selling your PEPS soon after this public offering.

                              ---------------
 We will apply to the [New York Stock Exchange] to list the PEPS for trading under the symbol "o."

                              ---------------

Investing in the PEPS involves risks.  See "Risk Factors" beginning on page 19.

                              ---------------
                              PRICE $o A PEPS
                              ---------------

                                         Sales      Proceeds to
                    Price to Public      Load          Trust
                    ---------------      -----      -----------
Per PEPS.......           $o              $o            $o
Total..........           $o              $o            $o

                              ---------------

The Securities and Exchange Commission and state securities regulators have not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                              ---------------

We have granted the underwriters the right to purchase up to an additional o
PEPS to cover over-allotments.   Morgan Stanley & Co. Incorporated expects to
deliver the PEPS to purchasers on o.


                        MORGAN STANLEY DEAN WITTER

   o, 1999

                               TABLE OF CONTENTS

                                Page
                                ----

Prospectus Summary................1
Fee Table.........................6
The Trust.........................7
Use of Proceeds...................7
Investment Objective and Policies.7
Investment Restrictions..........18
Risk Factors.....................19
Description of the PEPS..........25
Management Arrangements..........26


                                Page
                                ----
Dividends and Distributions......28
Net Asset Value..................29
Certain Tax Considerations.......29
Underwriters.....................30
Legal Matters....................32
Experts..........................32
Where You Can Find More
  Information....................32
Independent Auditors' Report....F-1
Statement of Assets, Liabilities
  and Capital...................F-2

     In this prospectus, "XYZ PEPS Trust," the "Trust", "we," "us" and "our" each refers to XYZ PEPS Trust.

                              ---------------

     You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information different from that contained in this prospectus. We are offering to sell, and seeking offers to buy, PEPS only in jurisdictions where offers and sales are permitted. The information contained in this prospectus is accurate only as of the date of this prospectus, regardless of the time of delivery of this prospectus or of any sale of the PEPS.

                              ---------------

     Until o, all dealers that buy, sell or trade PEPS, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.



                              PROSPECTUS SUMMARY

     This summary highlights information contained elsewhere in this prospectus. This summary may not contain all of the information that you should consider before deciding to invest in the PEPS. We urge you to read this entire prospectus carefully, including the "Risk Factors" section. Except as otherwise noted, all information in this prospectus assumes no exercise of the underwriters' over-allotment option. The following summary assumes that on the Exchange Date described below the antidilution provisions contained in the forward purchase contract will not have been triggered.

     We use certain defined terms in this document for ease of reading and to avoid repetition. You should be aware that capitalized terms used in this document will have the meanings given to them in this document.

The Trust and the PEPS

     We are a newly created Delaware business trust and will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940. The term of our trust will expire on or shortly after o, which we refer to as the "Exchange Date" because that is the date on which your PEPS will be exchanged for XYZ Company common stock or cash, unless o, [one] of the stockholders of XYZ Company, exercises [its] rights to extend and, if [it] so chooses, subsequently accelerate the Exchange Date. If o exercises these rights, the "Exchange Date" will be such extended or accelerated Exchange Date. Our trust may be dissolved earlier than the Exchange Date if there is a default under, or insufficient collateral securing, our forward purchase contract with
o or if the tax events described in this prospectus occur. We will be treated as a grantor trust for United States Federal income tax purposes. See "The Trust" and "Investment Objective and Policies."

     Each PEPS represents a proportionate share of beneficial interest in the U.S. Treasury securities and the forward purchase contract that we hold. See "Description of the PEPS."

The Offering

     We are offering o PEPS at an initial offering price of $o per PEPS, which is equal to the closing price of the XYZ Company common stock on the [New York Stock Exchange] on o, through the underwriters named in the "Underwriting" section of this prospectus. We have given the underwriters an option to purchase up to an additional o PEPS from us at the public offering price within 30 days of the date of this prospectus in order to cover over-allotments. See "Underwriting."

     You will not pay a sales load, and o will pay the underwriting commission from its own assets in connection with the offering. See "Fee Table."

Quarterly Distributions

     We will make quarterly distributions of $o per PEPS on each o, o, o and o (or on the next business day if such date is not a business day) if you are the holder of record as of each o, o, o and o, respectively. You will receive the first distribution of $o per PEPS on o if you are the holder of record on o. See "Dividends and Distributions."

Trust Assets

     Our assets will consist of a series of zero-coupon U.S. Treasury securities with face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your PEPS, comprising approximately o% of our initial assets, and a forward purchase contract with o, [one] of the stockholders of XYZ Company, for the purchase of XYZ Company common stock, comprising approximately o% of our initial assets. See "Investment Objective and Policies."

     The purchase price under the forward purchase contract is $o ($o if the Underwriters exercise their over-allotment option in full). We will pay the purchase price to o on or about o (the expected closing date for the offering of the PEPS). See "Investment Objective and Policies."

Investment Objective and Policies

     Our investment objective is to pay to you the quarterly distribution of $o per PEPS and to deliver to you on or shortly after the Exchange Date the shares of XYZ Company common stock that we receive under the forward purchase contract (between 0.o of a share and one share per PEPS). Except as described below in connection with an extension or acceleration of the Exchange Date, the number of shares of XYZ Company common stock that you will receive per PEPS will be determined as follows. If the average of the closing prices of the XYZ Company common stock on the 20 trading days immediately prior to o (the second scheduled trading day prior to the Exchange Date) is:

     o greater than $o (representing a o% increase over the closing price at the time of this offering), you will receive 0.o of a share of XYZ Company common stock per PEPS.

     o greater than $o but less than or equal to $o, you will receive shares of XYZ Company common stock worth $o (valued at the average closing price) per PEPS.

     o less than or equal to $o, you will receive one share of XYZ Company common stock per PEPS.

     Instead of delivering some or all of these shares of XYZ Company common stock, o has the option to deliver cash to us in an amount equal to the value (measured at the average closing price) of the shares otherwise deliverable, in which case you will receive a pro rata share of this cash in lieu of shares of XYZ Company Common Stock in exchange for your PEPS.

     The PEPS do not guarantee any return of your initial investment. The value of the XYZ Company common stock or cash that you receive in exchange for your PEPS may be less than the price that you paid for the PEPS, in which case you will suffer a loss on your investment.

     o will have the right, on o business days' notice to us, to extend the Exchange Date from o to o. If o elects to extend the Exchange Date, and does not subsequently accelerate the Exchange Date as described in the next paragraph, then the number of shares of XYZ Company common stock (or the amount of cash) that you will receive will be based on the average of the closing prices of the XYZ Company common stock on the 20 trading days immediately prior to the second scheduled trading day prior to o, and your receipt of shares or cash (or a combination thereof) will be delayed until following o.

     If o elects to extend the Exchange Date, then o will have the right to finance an all-cash settlement of the forward purchase contract through a "rollover offering" of new securities priced on or before o (the date that is [30] business days prior to o). In connection with a rollover offering, o will have the right, by notice to us by o, New York City time, on the date of pricing of the rollover offering, to accelerate the Exchange Date from o to the second business day following the closing date of the rollover offering. If o accelerates the Exchange Date in connection with a rollover offering, the amount of cash that you will receive will be based on the closing price of the XYZ Company common stock on the date of pricing of the rollover offering, rather than an average of closing prices.

     If o extends or accelerates the Exchange Date, you will receive an additional partial cash distribution on your PEPS on the extended or accelerated Exchange Date. The amount of the cash distribution will be equal to the regular quarterly distribution on the PEPS of $o, prorated to reflect the number of days by which the Exchange Date is ultimately extended beyond o.

     The forward purchase contract requires o to deliver to us on the business day before the Exchange Date the number of shares of XYZ Company common stock or the amount of cash required to exchange all of the PEPS (including any PEPS issued as a result of the over-allotment option) on the Exchange Date.

     o has secured [its] obligations under the forward purchase contract by pledging to o, our Collateral Agent, the maximum number of shares of XYZ Company common stock that may be delivered under the forward purchase contract.
o may choose to substitute U.S. government obligations as collateral.

     The amounts determined under the formula described above are subject to adjustment under the antidilution provisions contained in the forward purchase contract to protect you against some but not all of the dilutive events that could affect the XYZ Company common stock, which may also result in your receiving securities or property other than XYZ Company common stock instead of or in addition to shares of XYZ Company common stock. In any event, the value (calculated as described in this prospectus) of the securities, other property or cash you receive will be as determined under this formula. You will receive cash for any fractional shares or other interests to which you may be entitled. See "Investment Objective and Policies."

Acceleration of Forward Purchase Contract and Dissolution of Trust

     The forward purchase contract may be accelerated to a date prior to o if:

     o o is declared bankrupt or insolvent or otherwise defaults under the forward purchase contract;

     o the collateral supporting the forward purchase contract is insufficient; or

     o because of a change in tax law or interpretation, the forward purchase contract may cause o to recognize a taxable gain prior to o.

     If the forward purchase contract is accelerated, our assets (except for the forward purchase contract) will be liquidated and our trust dissolved. Upon dissolution, our assets will include proceeds received from the liquidation and any assets received under the forward purchase contract, less any expenses, which will be distributed pro rata to you, and our term will immediately expire. See "Investment Objective and Policies -- The Contract."

XYZ Company

     [Description]

     Unless we deliver cash in lieu of shares as described in this prospectus, you will receive shares of XYZ Company common stock in exchange for your PEPS on or shortly after the Exchange Date (or the date that we earlier dissolve). For information about XYZ Company, you should refer to the accompanying prospectus of XYZ Company. XYZ Company is not affiliated with us, will not receive any of the proceeds from this offering and has no obligations with respect to the PEPS. We are providing the XYZ Company prospectus to you as a prospective purchaser of PEPS only as a convenience. The XYZ Company prospectus is not a part of this prospectus, and it is not incorporated by reference into this prospectus. See "Investment Objective and Policies -- XYZ Company."

Relationship to XYZ Company Common Stock

     Owning a PEPS is not the same as owning a share of XYZ Company common stock. Your opportunity to benefit from any appreciation in the price of XYZ Company common stock by investing in PEPS is less than you would have if you invested directly in XYZ Company common stock, because the number of shares of XYZ Common Stock that you will receive in exchange for your PEPS may decline by up to o% as the price of the XYZ Company common stock rises (or, if you receive cash in lieu of shares of XYZ Common Stock, the amount of that cash will not increase as the price of the XYZ Company common stock rises from $o to $o ).

     You will receive distributions on your PEPS at a rate of o% of its issue price per year. [XYZ Company has not historically paid any dividends on the XYZ Company common stock but in the future] XYZ Company might pay dividends that are higher than your quarterly distributions. XYZ Company's board of directors has absolute discretion to decide whether or not to pay dividends in the future and the amount of those dividends. Quarterly distributions on your PEPS will consist solely of the proceeds from the U.S. Treasury securities. Even if XYZ Company's board of directors decide to pay a dividend, you will generally not be entitled to receive the dividend unless the applicable record date for determining stockholders entitled to receive dividends occurs after you have received your XYZ Company common stock in exchange for your PEPS. See "Investment Objective and Policies" and "Risk Factors."

Voting Rights

     You will not have the right to vote any shares of XYZ common stock unless and until they are delivered to you in exchange for your PEPS. You will have the right to vote on matters that affect the trust. See "Description of the PEPS."

Certain United States Federal Income Tax Considerations

     We will be treated as a grantor trust for United States federal income tax purposes. You will be treated for federal income tax purposes as the owner of your pro rata portion of the U.S. Treasury securities and the forward purchase contract. Income (including original issue discount) that we realize that is attributable to the PEPS you own will generally be treated as your income.

     The U.S. Treasury securities we hold will be treated for federal income tax purposes as having "original issue discount," which will accrue over the term of the U.S. Treasury securities. We anticipate that a substantial portion of each quarterly cash distribution to you will be treated as a tax-free return of your costs of the U.S. Treasury securities and therefore will not be considered current income for federal income tax purposes. However, whether you are on the cash or accrual method of tax accounting, you must recognize currently as income original issue discount on the U.S. Treasury securities as it accrues. We expect that the portion of each quarterly cash distribution representing a tax-free return of capital will increase as a percentage of the total distribution during the term of our trust.

     Under existing law, you will not recognize income, gain or loss upon the execution of the forward purchase contract and you generally should not recognize income on the forward purchase contract before its settlement. Once the forward purchase contract is settled, you will recognize taxable gain or loss if cash is delivered, but you should not recognize gain or loss if XYZ Company common stock or other securities are delivered. Assuming this treatment is respected, you will have a basis in the XYZ Company common stock or other securities received equal to the pro rata portion of your adjusted basis in the forward purchase contract allocable to that property.

     The law regarding the treatment of the PEPS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your pro rata portion of the forward purchase contract prior to the settlement of the forward purchase contract, there are alternative characterizations that could require you to recognize more income than would be included under the analysis set forth above. Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the PEPS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the PEPS. See "Certain Tax Considerations."

Management Arrangements

     We will be internally managed by our trustees and we will not have an investment adviser. Our portfolio will not be actively managed. The trustees will oversee our administration and o will act as administrator to carry out the day-to-day administration of our trust. o will also act as custodian for our assets, as paying agent, registrar and transfer agent for the PEPS and as collateral agent for o pledge of XYZ Company common stock to us. The trustees have delegated most of their operational duties to the administrator. o has no other affiliation with us. For its services as collateral agent, administrator, custodian and paying agent, registrar and transfer agent, o will pay o at the closing of the offering of the PEPS a one-time, up-front fee. See "Management Arrangements."

Term of the Trust

     Our trust will terminate on or shortly after the Exchange Date, or earlier if the forward purchase contract is accelerated as described in this prospectus. See "The Trust."

Risk Factors

     We will not actively manage our portfolio. We have adopted a fundamental policy that we may not dispose of the forward purchase contract during our term and that, unless we dissolve earlier than the Exchange Date, we will not dispose of the U.S. Treasury securities before their maturity dates. We will continue to hold the forward purchase contract despite any significant decline in the value of the XYZ Company common stock or adverse changes in the financial condition of XYZ Company

     We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Since the only assets we hold will be the U.S. Treasury securities and the forward purchase contract, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

     You will bear the entire risk of declines in the value of the XYZ Company common stock between the date of this offering and the Exchange Date. The number of shares of XYZ Company common stock that you will receive when you exchange your PEPS is not fixed, but depends on the market value of the XYZ Company common stock shortly before the Exchange Date. If the price of the XYZ Company common stock decreases, then the value of the shares of XYZ Company common stock or cash that you will receive in exchange for your PEPS will be less than what you paid to purchase PEPS and you will lose money.

     An investment in PEPS offers you less of an opportunity to realize any appreciation in the value of XYZ Company common stock over its current value than does a direct investment in XYZ Company common stock. The amount you receive when you exchange your PEPS will be greater than the issue price you paid to purchase your PEPS only if the value of the XYZ Company common stock has appreciated by more than o% from the time of the offering of the PEPS. In addition, even if it does appreciate by more than o%, you are entitled to receive only o% of this additional appreciation.

     The trading prices of the PEPS in the secondary market will be directly affected by the trading prices of the XYZ Company common stock. It is impossible to predict whether the price of XYZ Company common stock will rise or fall. Trading prices of XYZ Company common stock and the PEPS will be influenced by XYZ Company's operating results and future prospects and by economic, financial and other factors beyond our control.

     A bankruptcy of o, the occurrence of a tax event or the extension or acceleration of the Exchange Date, each as described in this prospectus, could adversely affect the timing of the exchange of the PEPS for the XYZ Company common stock and the amount you will receive. In addition, if o exercises its right to accelerate the maturity of the forward contract in connection with a rollover offering, the amount of cash you will receive for your PEPS will be based on a single closing price of the XYZ Company common stock, rather than an average of closing prices, and you will only receive notice of the date on which the single closing price will be determined on the determination date.

     For a complete description of these and other risk factors that should be considered prior to investing in the PEPS, see "Risk Factors" beginning on p. o.

Listing

     We will apply to the [New York Stock Exchange] to list the PEPS for trading under the symbol "o."

     The XYZ Company common stock is listed on the [New York Stock Exchange] under the symbol "o."

Fee Table

     Regulations of the SEC require the presentation of trust expenses in the following format to help you understand the various costs you will bear in our trust, either directly or indirectly. Because we will not have any ongoing fees or expenses, you will not have any direct expenses. We will be internally managed, so we will not pay a separate investment advisory fee. o will pay the underwriters a sales load of $o per PEPS (or o%). o will also pay our organization costs in the amount of $o, the costs associated with the initial registration and offering of the PEPS estimated to be approximately $o, and approximately $o for anticipated ongoing expenses over our term. Any unanticipated expenses will be paid by Morgan Stanley & Co. Incorporated, which
o will reimburse. See "Management Arrangements -- Estimated Expenses." The only expenses that you might be considered to bear indirectly are (i) the sales load payable by o with respect to your PEPS and (ii) our ongoing expenses, which o will pay as described below in the footnote to the table.

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load (as a percentage of offering price)................. 0%
   Automatic Dividend Reinvestment Plan Fees..............................None
ANNUAL EXPENSES (as a percentage of net assets)
   Management Fees........................................................ 0%
   Other Expenses(after payment of costs and expenses by  o   , as
described above)*......................................................... 0%
                                                                           --
         TOTAL ANNUAL EXPENSES                                             0%
                                                                           ==
----------
* If we did not have these arrangements, our "Other Expenses" and "Total Annual Expenses" would be approximately o% of our net assets.

     SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that you would bear.

EXAMPLE                                                       1 YEAR   3 YEARS

 You would pay the following expenses on a $1,000
 investment, assuming (1) no annual expenses and
 (2) a 5% annual return throughout the periods:                $0.00     $0.00

     According to SEC regulations, our example assumes reinvestment of all dividends and other distributions and uses a 5% annual rate of return, as the SEC mandates. You should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the trust. In addition, we do not permit the reinvestment of distributions.


                                   THE TRUST

     We are a newly created Delaware business trust and will be registering as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). We were created on February 24, 1999 pursuant to a Trust Agreement dated as of the same date (as amended and restated as of o, the "Trust Agreement"). Our term will expire on or shortly after the Exchange Date, or earlier if the forward purchase contract that we hold is accelerated as described in this prospectus. We will be treated as a grantor trust for United States Federal income tax purposes. See "Certain Tax Considerations." Our principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715 and our telephone number is
(302) 738-6680.


                                USE OF PROCEEDS

     We will receive approximately $o, after deducting fees and expenses (or approximately $o if the underwriters exercise their over-allotment option in full) from the offering of PEPS (the "Offering"). We will use the proceeds immediately to purchase a series of zero-coupon U.S. Treasury securities (the "Treasury Securities") with face amounts and maturities that exactly correspond to the quarterly distributions to be made to you and to pay the purchase price (the "Purchase Price") payable under the forward purchase contract (the "Contract") to o (the "Contracting Stockholder").


                       INVESTMENT OBJECTIVE AND POLICIES

General

     We will purchase and hold the Treasury Securities and the Contract. Our investment objective is to pay to you the quarterly distribution of $ o per PEPS and to deliver to you on or shortly after the Exchange Date the Exchange Amount of each type of Reference Property (as such terms are defined below), or cash, in each case as described below.

     Our assets will consist primarily of the Treasury Securities and the Contract. We may also make temporary investments. See "-- Temporary Investments." We have adopted a fundamental policy to invest at least 65% of our portfolio in the Contract. The Contract will comprise approximately o% of our initial assets. We have also adopted a fundamental policy that the Contract may not be disposed of during our term and that, unless we dissolve earlier than the Exchange Date, we will not dispose of the Treasury Securities before their maturity dates. We cannot change these fundamental policies without the vote of 100% of the outstanding PEPS.

The Contract

     General. The Contract requires the Contracting Stockholder to deliver to us, on the Business Day (as defined below) before the Exchange Date, that number or amount of each type of Reference Property (or cash in lieu thereof) equal to the Exchange Amount determined in the manner described below.

     We use the following terms to describe the Contract and the exchange provisions of the PEPS:

     o "XYZ Company Common Stock" means the common stock, par value $o per share, of XYZ Company.

     o "Business Day" means any day that is not a Saturday, a Sunday or a day on which the [New York Stock Exchange] or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

     o The "Closing Price" of any Reference Security depends on where the Reference Security is quoted or listed on the date of determination, as follows:

     (a) if the Reference Security is listed on the [New York Stock Exchange], the "Closing Price" means the closing sale price of the Reference Security on the [New York Stock Exchange] on that date;

     (b) if the Reference Security is listed on the [New York Stock Exchange], but there is no closing sale price on that date, the "Closing Price" means the last reported sale price on that date;

     (c) if the Reference Security is not listed on the [New York Stock Exchange], then the "Closing Price" means the closing sales price on that date reported in the composite transactions for the principal United States securities exchange on which the Reference Security is listed for trading;

     (d) if the Reference Security is not listed on a United States national or regional securities exchange, then the "Closing Price" means the closing sale price as reported by the National Market System of the Nasdaq Stock Market on that date;

     (e) if the closing sales price for the Reference Security is not reported by the National Market System of the Nasdaq Stock Market, then the "Closing Price" means the last quoted bid price in the over-the-counter market on that date as reported by the National Quotation Bureau; and

     (f) if a quoted bid price is not available, the "Closing Price" means the market value of the Reference Security on that date as determined by a nationally recognized independent investment banking firm we retain for this purpose.

     o    "Exchange Date" means o, except that if the Contracting
          Stockholder exercises [its] rights to extend or accelerate the Exchange Date as described under "-- Extension and Acceleration of the Exchange Date at the Option of the Contracting Stockholder" and "-- Rollover Offering" below, the "Exchange Date" will be the extended or accelerated Exchange Date.

     o "Initial Price" means $o, which is the Closing Price per share of the XYZ Company Common Stock on the date we price the offering of PEPS for sale to the public.

     o "Reference Property" initially means XYZ Company Common Stock and, under the circumstances described under " -- Reference Property Adjustments," may change or be adjusted at any time until the Business Day before the Exchange Date to add or substitute cash, securities and/or other property. "Reference Property per PEPS" means the number or amount of each type of Reference Property relating to one PEPS, which is initially one share of XYZ Company Common Stock, subject to adjustment in the manner described under " -- Reference Property Adjustments." The Reference Property that we are entitled to receive under the Contract, and therefore that you will receive on or shortly after any Exchange Date in exchange for your PEPS, may include a combination of XYZ Company Common Stock, other securities (including rights or warrants) of XYZ Company, cash, securities of another company and/or other property, depending on the cause and nature of the change or adjustment.

     o "Reference Property Value per PEPS" means the aggregate Then-Current Value of the Reference Property per PEPS on the Exchange Date or, if the Contracting Stockholder elects to finance the cash settlement of the Contract with the proceeds of a Rollover Offering (as defined below), on the date of pricing of the Rollover Offering.

     o "Reference Security" means any security (as defined in Section 2(1) of the Securities Act) that is part of the Reference Property, including the XYZ Company Common Stock.

     o    "Securities Act" means the Securities Act of 1933, as amended.

     o "Then-Current Value" means, for any item of Reference Property as of any date:

     (a)  if the item consists of cash, the amount of cash;

     (b) if the item consists of a Reference Security, the average Closing Price per unit of the Reference Security on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding that date (provided, however, that if the Contracting Stockholder elects to finance the cash settlement of the Contract with the proceeds of a Rollover Offering, then the Then-Current Value of a Reference Security will be determined in a different matter, as described below under "-- Rollover Offering"); and

     (c) if the item consists of property other than cash or Reference Securities, the fair market value of that property as of 10:00 A.M., New York City time, on the third Business Day preceding that date. The fair market value will be determined by a nationally recognized independent investment banking firm we retain for this purpose.

     o "Trading Day" means, in relation to any Reference Security, a day on which the Reference Security (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that Reference Security.

     o "Threshold Appreciation Price" means $o, which represents a o% appreciation over the Initial Price.

     The "Exchange Amount" will be determined as follows:

     (i) if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price, then we (and therefore you) will receive in respect of each PEPS o% of the Reference Property per PEPS,

     (ii) if the Reference Property Value per PEPS is greater than the Initial Price, but less than or equal to the Threshold Appreciation Price, then we (and therefore you) will receive in respect of each PEPS a percentage of the Reference Property per PEPS, allocated as proportionately as practicable, so that the aggregate Then-Current Value of your distribution on the Exchange Date equals $o per PEPS, and

     (iii) if the Reference Property Value per PEPS is less than or equal to the Initial Price, then we (and therefore you) will receive in respect of each PEPS 100% of the Reference Property per PEPS.

     You will receive cash instead of fractional units or interests of any Reference Property. See "-- Fractional Interests Under the Contract" and -- Fractional Interests Upon Dissolution."

     The Contract requires the Contracting Stockholder to deliver to us, on the Business Day before the Exchange Date, that number or amount of each type of Reference Property required to exchange all of the PEPS (including any PEPS issued as a result of the over-allotment option) on the Exchange Date. The Contracting Stockholder has the option to deliver cash instead of some or all of this Reference Property (the "Cash Settlement Option"). If the Contracting Stockholder elects the Cash Settlement Option, [it] will deliver to us, on the Business Day before the Exchange Date, cash in an amount equal to the aggregate Then-Current Value of the Reference Property the Contracting Stockholder would otherwise have delivered on the Exchange Date. If the Contracting Stockholder elects the Cash Settlement Option, you will receive a pro rata share of the cash delivered in lieu of Reference Property, or a combination of cash and Reference Property, on or shortly after the Exchange Date.

     Except as described below in connection with a Rollover Offering, on or prior to the twenty-sixth Business Day before the originally scheduled Exchange Date or, if the Contracting Stockholder elects to extend the Exchange Date, the extended Exchange Date, we will notify The Depository Trust Company (the "Depositary") (if the PEPS are then held in book-entry form) and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether you will receive Reference Property or cash (or a combination thereof) in exchange for your PEPS. At the time the notice is published, we will not have determined the Reference Property Value per PEPS. However, if the Contracting Stockholder elects to finance the cash settlement of the Contract with the proceeds of a Rollover Offering, you will only receive notice of this fact, and of the fact that you will receive cash in exchange for your PEPS, on the date of pricing of the Rollover Offering. If the Contracting Stockholder elects to deliver Reference Property other than cash, you will be responsible for the payment of any and all brokerage costs upon your sale of the Reference Property.

     As an illustration only, the following table shows the number of shares of XYZ Company Common Stock that you would receive for each PEPS at various Reference Property Values per PEPS. The table assumes that there will be no adjustments to the Reference Property so that on the Exchange Date the Reference Property per PEPS will consist of one share of XYZ Company Common Stock. There can be no assurance that the Reference Property Value per PEPS will be within the range set forth below. Given the Initial Price of $o and the Threshold Appreciation Price of $o, you would receive on or shortly after the Exchange Date the following number of shares of XYZ Company Common Stock or the following amount of cash (if the Contracting Stockholder elects the Cash Settlement Option) per PEPS:

Reference Property Value      Number of Shares of XYZ
        per PEPS                Company Common Stock        OR   Amount of Cash
------------------------      -----------------------            --------------
           $                                                             $
           $                                                             $
           $                                                             $
           $                                                             $
           $                                                             $
           $                                                             $
           $                                                             $


     The foregoing table illustrates potential outcomes on the Exchange Date with respect to your investment in PEPS. If the Reference Property Value per PEPS is greater than $o (the Threshold Appreciation Price), you will receive in exchange for each PEPS o% of the Reference Property per PEPS, resulting in your receiving only o % of the appreciation in value of the Reference Property above $o. If the Reference Property Value per PEPS is greater than $o (the Initial Price) but less than or equal to $o (the Threshold Appreciation Price), you will receive in exchange for each PEPS only Reference Property with an aggregate Then-Current Value equal to $o, resulting in your receiving none of the appreciation in value of the Reference Property. If the Reference Property Value per PEPS is less than or equal to $o (the Initial Price), you will receive in exchange for each PEPS 100% of the Reference Property per PEPS, regardless of the value of the Reference Property, resulting in your realizing the entire loss on the decline in value of the Reference Property.

     Extension and Acceleration of the Exchange Date at the Option of the Contracting Stockholder. The Contracting Stockholder will have the right under the Contract, on o Business Days' notice to us, to extend the Exchange Date to
o. If the Contracting Stockholder elects to extend the Exchange Date, the Contracting Stockholder will then have the right in connection with a Rollover Offering, by notice to us by o, New York City time, on the date of pricing of the Rollover Offering, to accelerate the Exchange Date from o to the second Business Day following the closing date of the Rollover Offering. Accordingly, a Rollover Offering must be priced not earlier than o nor later than o.

     If the Contracting Stockholder elects to extend the Exchange Date, then the Exchange Amount will be calculated as of the extended Exchange Date. If the Contracting Stockholder elects to extend and then accelerate the Exchange Date, then the Exchange Amount will be calculated as set forth below under " -- Rollover Offering." In either case, your receipt of shares or cash (or a combination thereof) will be delayed until following the extended or accelerated Exchange Date, and you will receive an additional partial cash distribution on your PEPS on the extended or accelerated Exchange Date.

     The amount of the additional distribution on the PEPS will be equal to the regular quarterly distribution on the PEPS of $o, prorated to reflect the number of days by which the Exchange Date is ultimately extended beyond o. For example, if the Exchange Date were extended to o and then accelerated to o (i.e., two-thirds of the time between o, the originally scheduled Exchange Date, and o), the additional distribution would be equal to $o, or two-thirds of the regular quarterly distribution. If the Contracting Stockholder elects to extend the Exchange Date, the Contracting Stockholder will be required to deliver to us additional Treasury Securities sufficient to fund the additional distribution.

     On or prior to the twenty-sixth Business Day before the originally scheduled Exchange Date, we will notify the Depositary (if the PEPS are then held in book-entry form) and publish a notice in the Wall Street Journal or another daily newspaper of national circulation stating whether the Contracting Stockholder has elected to extend the Exchange Date.

     Rollover Offering. If the Contracting Stockholder elects to extend the Exchange Date, then the Contracting Stockholder will have the right to finance an all-cash settlement of the Contract in whole or in part with the proceeds of a Rollover Offering, provided that if this cash payment is financed only in part with the proceeds of a Rollover Offering, not less than half of the payment will be so financed. A "Rollover Offering" is an offering of securities in which all or a portion of the proceeds are ultimately received by the Contracting Stockholder. The securities offered in any Rollover Offering may be substantially similar to the PEPS.

     If the Contracting Stockholder elects to finance the cash settlement of the Contract in whole or in part with the proceeds of a Rollover Offering, then the "Reference Property Value per PEPS" will equal the Then-Current Value of the Reference Property per PEPS on the date of pricing of the Rollover Offering and, if the Reference Property includes any Reference Security, the "Then-Current Value" of the Reference Security for the purpose of determining the Reference Property Value per PEPS will be the Closing Price per unit of the Reference Security on the date of pricing of the Rollover Offering.

     Reference Property Adjustments. The amount and type of Reference Property that we are entitled to receive under the Contract, and therefore that you will receive on or shortly after the Exchange Date, is subject to adjustment under the antidilution provisions in the Contract, which are designed to protect the Contracting Stockholder and you against the dilutive or concentrative effects on any Reference Security of the following corporate events (each, a "Dilution Event").

     (i) If the issuer of any Reference Security (the "Issuer") subdivides or splits the outstanding units of the Reference Security into a greater number of units, combines the outstanding units of the Reference Security into a smaller number of units or reclassifies the outstanding units of the Reference Security into units of another of the Issuer's securities, then the Reference Property per PEPS will be adjusted to include the number of units of the Reference Security or other security of the Issuer that a holder of the Reference Security would have been entitled to receive as a result of the Dilution Event had the holder held, immediately prior to such Dilution Event, the number of units of the Reference Security that were then part of the Reference Property per PEPS. Every adjustment of the type described in this paragraph (i) will be made successively.

     (ii) If the Issuer grants rights or warrants to all holders of any Reference Security entitling them to subscribe for or purchase any of its securities or other property for a period ending before the fifteenth calendar day following the Exchange Date (other than rights to purchase Reference Security units pursuant to a plan for the reinvestment of dividends or interest), then the Reference Property per PEPS will be adjusted to include cash as follows. The amount of cash will equal the fair market value of each right or warrant on the fifth Business Day after the date the holders of the Reference Security receive their rights or warrants (the "Receipt Date") multiplied by the product of (A) the number of rights or warrants issued for each unit of the Reference Security and
     (B) the number of units of the Reference Security that are part of the Reference Property per PEPS immediately before the issuance takes place, without any interest. To determine this fair market value, we will select the bid of the recognized securities dealer in The City of New York that provides the highest net bid as of approximately 10:00 A.M. (New York City time) on the fifth Business Day after the Receipt Date, for settlement three Business Days later, from among the bids of three such dealers (or less than three if three such dealers are not providing bids) for the purchase by that dealer of the number (the "Aggregate Number") of rights or warrants that a holder of the Reference Security would have received if the holder held, on the record date for determination of holders entitled to receive the rights or warrants (the "Record Date"), a number of units of the Reference Security equal to the product of (1) the aggregate number of outstanding PEPS as of the Record Date and (2) the number of units of the Reference Security that were part of the Reference Property per PEPS on the Record Date. The fair market value of each right or warrant will be the quotient of (x) such highest net bid divided by (y) the Aggregate Number. Each adjustment of the type described in this paragraph (ii) will become effective on the fifth Business Day after the Receipt Date. If for any reason we are unable to obtain the required bid on the fifth Business Day after the Receipt Date, we will attempt to obtain bids at successive intervals of three months thereafter and on the third Business Day before the Exchange Date until we obtain the required bid or, if the PEPS are to be exchanged on an earlier date, until the third Business Day before that date. From the date of issuance of rights or warrants until the required bid is obtained or those efforts end on the third Business Day prior to the Exchange Date or any such earlier date, the Reference Property per PEPS will include the number of those rights or warrants issued for each unit of the Reference Security multiplied by the number of units of the Reference Security that are part of the Reference Property per PEPS immediately before the issuance of those rights or warrants, and those rights or warrants constituting part of the Reference Property per PEPS will be deemed for all purposes to have a fair market value of zero.

     (iii) If the Issuer pays a dividend, makes a distribution to all holders of any Reference Security of cash, securities or other property, issues rights or warrants to subscribe for or purchase any of its securities or other property (other than those referred to in clause (ii) above) (each, a "Distributed Asset"), then the Reference Property per PEPS will be adjusted to include the number and amount of each type of Distributed Asset received for each unit of the Reference Security multiplied by the number of units of the Reference Security that are part of the Reference Property per PEPS immediately before the dividend, distribution or issuance. However, no adjustment of the type described in this paragraph
     (iii) shall be made for (a) any cash dividend on any Reference Security consisting of capital stock, which dividend is not an Extraordinary Cash Dividend (as defined below), (b) any payment of interest on any Reference Security consisting of an evidence of indebtedness and (c) any dividend or distribution referred to in clause (i) or (ii) above.

     An "Extraordinary Cash Dividend" means, with respect to any Reference Security consisting of capital stock, any cash dividend on the Reference Security that, together with all cash dividends on the Reference Security occurring in the preceding 12-month period (or, if the Reference Security was not outstanding at the commencement of that 12-month period, occurring in the shorter period during which the Reference Security was outstanding) exceeds on a per share basis 10% of the Then-Current Value of the Reference Security on the date the dividend was declared. However, the amount of cash dividends paid on a per share basis will be appropriately adjusted to reflect the occurrence during that 12-month period (or the shorter period during which the Reference Security was outstanding) of any Dilution Event with respect to such Reference Security.

     If any of the following events shall occur (each, a "Reorganization Event"):

     (A) any consolidation, merger or conversion of an Issuer with or into another entity (other than a consolidation, merger or conversion in which the Issuer is the continuing corporation and in which the units of each Reference Security of that Issuer outstanding before the consolidation, merger, or conversion are not exchanged for cash, securities or other property of the Issuer or another entity),

     (B) any sale, transfer, lease or conveyance to another corporation of the property of an Issuer as an entirety or substantially as an entirety,

     (C) any statutory exchange of securities of an Issuer with another entity (other than in connection with a merger or acquisition) or

     (D) any liquidation, dissolution, winding up or bankruptcy of an Issuer,

then the Reference Property per PEPS will be adjusted to include, in lieu of the number of units of each Reference Security of the Issuer that were part of the Reference Property per PEPS immediately before the effective date of the Reorganization Event, cash in an amount equal to the Then-Current Value, as of the Exchange Date, of the amount or number of any cash, securities and/or other property owned or received in the Reorganization Event for each unit of the Reference Security multiplied by the number of units of the Reference Security that were part of the Reference Property per PEPS immediately before the effective date of the Reorganization Event. However, if any Marketable Securities (as defined below) are received by holders of any Reference Security in a Reorganization Event, the Contracting Stockholder may, at its option, elect to include those Marketable Securities in the Reference Property per PEPS in lieu of cash. The number of units of those Marketable Securities included in the Reference Property per PEPS will be equal to the number owned or received in the Reorganization Event for each unit of the Reference Security multiplied by the number of units of the Reference Security that were part of the Reference Property per PEPS immediately before the effective date of the Reorganization Event, and those Marketable Securities will be included in the Reference Property per PEPS in lieu of an amount of cash equal to the Then-Current Value, as of the Exchange Date, of the Marketable Securities so included. "Marketable Securities" means shares of common equity securities listed on a U.S. national securities exchange or any foreign securities exchange or quoted on the National Market System of the Nasdaq Stock Market.

     If a Reorganization Event permits holders of a Reference Security to elect to own or receive either Marketable Securities or cash and/or other securities or property, or a combination, for purposes of determining the Reference Property adjustments, we will assume that each holder of a Reference Security has elected to own or receive the maximum possible amount of Marketable Securities. You are responsible for the payment of any and all brokerage and other transaction costs upon any sale of any Marketable Securities received by you.

     Within ten Business Days after the event that requires a Reference Property adjustment (or as soon as practicable after we become aware of the event), we are required to provide to you written notice of the event and a statement in reasonable detail setting forth the amount or number of each type of Reference Property per PEPS, as adjusted.

     We will not adjust the Reference Property per PEPS for other events, including any offerings by XYZ Company of XYZ Company Common Stock for cash or in connection with acquisitions. Likewise, we will not adjust the Reference Property per PEPS for any sales of XYZ Company Common Stock by the Contracting Stockholder.

     Collateral Arrangements; Acceleration. We have entered into a Security and Pledge Agreement with the Contracting Stockholder and o, as collateral agent (the "Collateral Agent"), pursuant to which the Contracting Stockholder will secure its obligations under the Contract by pledging to us the maximum number or amount of each type of Reference Property that the Contracting Stockholder may be required to deliver under the Contract (initially o shares of XYZ Company Common Stock). Unless the Contracting Stockholder is in default of its obligations under the Contract or the Security and Pledge Agreement, the Contracting Stockholder will be permitted to substitute short-term, direct obligations of the U.S. government for the pledged Reference Property. Any U.S. government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination (as defined below) that shall not be cured by 4:00 P.M., New York City time, on the third Business Day following the day on which notice thereof is given, as described below, 200%) of the aggregate Then-Current Value of each type of Reference Property that would otherwise be pledged.

     The Collateral Agent will promptly pay over to the Contracting Stockholder any dividends, interest, principal or other payments it receives on any collateral pledged by the Contracting Stockholder, including any substitute collateral, unless the Contracting Stockholder is in default of its obligations under the Contract or the Security and Pledge Agreement or unless the payment would cause the collateral to become insufficient. The Contracting Stockholder will have the right to vote any pledged units of any Reference Security for so long as those units are owned by it, unless the Contracting Stockholder is in default of its obligations under the Contract or the Security and Pledge Agreement.

     If the Collateral Agent determines (an "Insufficiency Determination") that the U.S. government obligations pledged as substitute collateral fail to meet the valuation requirements described above or that the Contracting Stockholder has failed to pledge additional collateral that may be required as a result of an adjustment to the Reference Property, and the failure is not cured by 4:00 P.M., New York City time, on the third Business Day following the day on which the Collateral Agent gives notice of the Insufficiency Determination, then the Collateral Agent will, if practicable, sell the U.S. government obligations and use the proceeds to purchase each type of Reference Property in the numbers or amounts necessary to cause the collateral pledged to meet the requirements of the Security and Pledge Agreement. The Collateral Agent will discontinue these sales and purchases if at any time a Collateral Event of Default has occurred and is continuing.

     A "Collateral Event of Default" means, at any time:

     (A) if no U.S. government obligations are pledged as substitute collateral, the collateral pledged does not consist of at least the maximum number or amount of each type of Reference Property that the Contracting Stockholder may be required to deliver under the Contract (as adjusted as a result of any Dilution Event or Reorganization Event); and

     (B) if any U.S. government obligations are pledged as substitute collateral, the U.S. government obligations do not have a market value at that time of at least 105% of the difference between (x) the aggregate Then-Current Value of the maximum number or amount of each type of Reference Property that the Contracting Stockholder may be required to deliver under the Contract (as adjusted as a result of any Dilution Event or Reorganization Event) and (y) the aggregate Then-Current Value of the number or amount of each type of Reference Property then pledged as collateral.

     A Collateral Event of Default or the bankruptcy or insolvency of the Contracting Stockholder (each, a "Default") will automatically accelerate the Contracting Stockholder's obligations under the Contract. If there is a Default, the Contracting Stockholder will be required to deliver a number or amount of each type of Reference Property, allocated as proportionately as practicable, with an aggregate Then-Current Value as of the acceleration date equal to the Aggregate Acceleration Value (as defined below), and the Contracting Stockholder will not have the option to deliver cash in lieu of Reference Property. The "Aggregate Acceleration Value" will be based on an "Acceleration Value" derived from quotations we receive from independent dealers. Each independent dealer will quote an amount that it would require to be paid to enter into an agreement with us that would have the effect of preserving our rights to receive the number or amount of each type of Reference Property under a portion of the Contract that corresponds to 1,000 PEPS. We will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the acceleration date. If we receive four quotations, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If we receive only two or three quotations, the Acceleration Value will be the arithmetic mean of all of the quotations. If we receive only one quotation, the Acceleration Value will be that quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the number of outstanding PEPS. If no quotations are provided, the Aggregate Acceleration Value will be the aggregate Then-Current Value on the acceleration date of the aggregate number or amount of each type of Reference Property that would be required to be delivered if the Exchange Date were the acceleration date. If there is a Default, the number or amount of each type of Reference Property delivered to you will be based solely on the Aggregate Acceleration Value.

     If there is a Default, the Collateral Agent will distribute to us, and we will distribute to you pro rata, Reference Property then pledged, or cash generated from the liquidation of the U.S. government obligations then pledged, or a combination, so that the aggregate Then-Current Value of that Reference Property or cash distributed equals the Aggregate Acceleration Value. In addition, if by the Exchange Date any substitute collateral has not been replaced by sufficient Reference Property, the Collateral Agent will distribute to us, and we will distribute to you pro rata, the Reference Property then pledged plus cash generated from the liquidation of U.S. government obligations then pledged with an aggregate Then-Current Value equal to the aggregate Then-Current Value of the Reference Property required to be delivered by the Contracting Stockholder under the Contract. See "-- Trust Dissolution."

     Acceleration Upon Tax Event. The Contracting Stockholder will have the right to accelerate [its] obligations under the Contract, in whole but not in part, if a Tax Event (as defined below) shall occur. If the Contracting Stockholder elects acceleration upon the occurrence of a Tax Event, the Contracting Stockholder will be required to deliver to us a number or amount of each type of Reference Property, allocated as proportionately as practicable, with an aggregate Then-Current Value as of the acceleration date equal to the Aggregate Acceleration Value, or an amount of cash equal to the Aggregate Acceleration Value.

     If the Contracting Stockholder elects acceleration upon the occurrence of a Tax Event, the Trustees will liquidate the Treasury Securities then held by us and we will distribute to you pro rata (i) the proceeds of the liquidation of the Treasury Securities and (ii) the Reference Property or cash (or a combination thereof) received from the Contracting Stockholder upon the acceleration of the Contract.

     A "Tax Event" shall occur if Contracting Stockholder delivers to us an opinion from independent tax counsel experienced in such matters to the effect that, as a result of (a) any amendment to, or change (including any announced prospective change) in, the laws (or any regulations thereunder) of the United States or any taxing authority thereof or therein or (b) any amendment to, clarification of or change (including any announced prospective change) in an interpretation or application of such laws or regulations by any legislative body, court, governmental agency or regulatory authority, enacted or promulgated, or which interpretation is issued or which action is taken, on or after the date of this prospectus and effective no later than 30 Business Days from the date of such opinion, there is more than an insubstantial risk that, solely by reason of the Contracting Stockholder's having entered into the Contract, the Contracting Stockholder would be required to recognize gain for United States federal income tax purposes with respect to shares of XYZ Company Common Stock deliverable under the Contract on a date earlier than the Business Day immediately preceding the originally scheduled Exchange Date.

     On or prior to the twenty-sixth Business Day before the acceleration date, we will notify the Depositary (if the PEPS are then held in book-entry form) and publish a notice in the Wall Street Journal or another daily newspaper of national circulation stating that the Contracting Stockholder has elected to accelerate [its] obligations under the Contract and stating whether you will receive Reference Property or cash (or a combination thereof) in exchange for your PEPS. If the Contracting Stockholder elects to deliver Reference Property other than cash, you will be responsible for the payment of any and all brokerage costs upon your sale of the Reference Property.

     Fractional Interests Under the Contract. The Contracting Stockholder will not be required to deliver any fractional units of any Reference Security. Instead of any fractional unit that would otherwise be delivered to fulfill the Contracting Stockholder's obligations under the Contract, we will receive an amount in cash equal to the Then-Current Value of that fractional unit as of the Exchange Date.

     To do the extent it is practical to do so, the Contracting Stockholder will deliver fractional interests of any Reference Property other than cash or a Reference Security. To the extent that it is not practical to do so, in lieu of delivering any fractional interest that would otherwise be delivered, the Trust will receive an amount in cash equal to the Then-Current Value of that fractional unit as of the Exchange Date.

     The Contracting Stockholder. Specific information about the Contracting Stockholder's holdings of XYZ Company Common Stock [and other relationships with XYZ Company] is included or incorporated by reference in the accompanying XYZ Company Prospectus (as defined below).

     Purchase Price. The Purchase Price under the Contract is equal to $o (or $o if the underwriters exercise their over-allotment option in full). We will pay the purchase price to the Contracting Stockholder on or about o and we are not required to pay the Contracting Stockholder anything other than the Purchase Price. The Purchase Price was arrived at by arm's length negotiations between ourselves and the Contracting Stockholder, taking into consideration various factors including the price, expected dividend level and volatility of the XYZ Company Common Stock, current interest rates, the term of the Contract, current market conditions generally, the collateral pledged by the Contracting Stockholder, the value of other similar instruments and the costs and anticipated proceeds of the Offering.

The XYZ Company

     [Description]

     The XYZ Company Common Stock is traded on the [New York Stock Exchange] under the symbol "o." The following table sets forth, for the periods indicated, the reported high and low sale prices of the shares of XYZ Company Common Stock on the [New York Stock Exchange] (adjusted for any stock splits or stock dividends).

Year Ended December 31, 1997:
Quarter                                      High      Low
-----------------------------------------    ----      ---
First...................................     $         $
Second..................................
Third...................................
Fourth..................................


Year Ended December 31, 1998:
Quarter                                      High      Low
-----------------------------------------    ----      ---
First...................................     $         $
Second..................................
Third...................................
Fourth..................................


Year Ended December 31, 1999:
Quarter                                      High      Low
-----------------------------------------    ----      ---
First (through           )..............     $         $


     As of o, there were o holders of record of the XYZ Company Common Stock, including Cede & Co., a nominee of The Depository Trust Company. Cede & Co. holds shares of XYZ Company Common Stock on behalf of an indeterminate number of beneficial owners.

     XYZ Company has not historically paid any dividends on the XYZ Company Common Stock. XYZ Company's board of directors has absolute discretion to decide whether or not to pay dividends in the future. We anticipate that the board of directors' decision regarding dividends will depend upon XYZ Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and any other factors XYZ Company's board of directors believes to be relevant.

     Even if XYZ Company's board of directors were to decide to pay a dividend, you would generally not be entitled to receive the dividend unless you had already exchanged your PEPS for XYZ Company Common Stock. In addition, the applicable record date for determining stockholders entitled to receive the dividend would have to occur after you had received your XYZ Company Common Stock. See "Risk Factors -- You Will Have No Shareholder Rights With Respect to any Reference Securities."

     We are not affiliated with XYZ Company. XYZ Company will not receive any of the proceeds from the Offering, and has no obligations with respect to the PEPS. This prospectus relates only to the PEPS being offered, and does not relate to XYZ Company or the XYZ Company Common Stock. XYZ Company has filed a registration statement with the SEC to register the shares of XYZ Company Common Stock that you may receive when you exchange your PEPS. The registration statement contains a prospectus (the "XYZ Company Prospectus") that includes information relating to XYZ Company and the XYZ Company Common Stock [, including risk factors relevant to an investment in the XYZ Company Common Stock]. The XYZ Company Prospectus is attached to this prospectus and is being delivered to you only as a convenience. The XYZ Company Prospectus is not part of this prospectus, and it is not incorporated by reference into this prospectus. See "Risk Factors -- No Affiliation Between the Trust and XYZ Company."

Enhanced Yield; Less Potential for Equity Appreciation than XYZ Company Common Stock; No Depreciation Protection

     Owning a PEPS is not the same as owning a share of XYZ Company Common Stock. The PEPS will provide you with a current distribution yield that is higher than the current dividend yield on the XYZ Company Common Stock [(the XYZ Company Common Stock currently does not pay any dividends)]. However, there can be no assurance that the yield on the PEPS will be higher than the dividend yield on the XYZ Company Common Stock in the future. In addition, your opportunity to benefit from appreciation in the price of XYZ Company Common Stock by investing in PEPS is less than you would have if you invested directly in XYZ Company Common Stock, because the value of the Reference Property you receive when you exchange your PEPS will be greater than the issue price you paid to purchase your PEPS only if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price of $o. Even if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price, because each PEPS will in that case entitle you to receive only o% of the Reference Property per PEPS, you will receive only o% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation in the value of the Reference Property above the Threshold Appreciation Price. However, if the Reference Property Value per PEPS is less than the Initial Price, you will bear the entire decline in value of the Reference Property. See "Risk Factors -- PEPS Give You Less Opportunity for Equity Appreciation than XYZ Company Common Stock." Additionally, because the Reference Property Value per PEPS is determined based on a 20 Trading Day average, the value of a share of XYZ Company Common Stock or other Reference Property distributed in exchange for your PEPS may be more or less than the Reference Property Value per PEPS used to determine the number or amount of Reference Property you will receive.

The U.S. Treasury Securities

     We will purchase and hold the Treasury Securities, which will have face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your PEPS. Up to 35% of our total assets may be invested in these Treasury Securities. If the Contract is accelerated as described under "The Contract -- Reorganization Events Causing a Dissolution of the Trust" or "-- Collateral Arrangements; Acceleration," we will liquidate the Treasury Securities and distribute the proceeds to you pro rata, together with other amounts distributed upon acceleration.

     If you acquired PEPS from an underwriter at the initial public offering price on the date the PEPS were first offered for sale , the following table contains information regarding your quarterly distributions, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on the Treasury Securities, assuming a yield-to-maturity accrual election for short-term Treasury Securities. See "Certain Tax Considerations."

                                           Annual Gross
                  Annual Gross          Distributions from                               Annual Inclusion of
               Distributions from     Treasury Securities per     Annual Return of     Original Issue Discount
Year          Treasury Securities              PEPS               Capital per PEPS       in Income per PEPS
----          -------------------     -----------------------     ----------------     -----------------------
                       $                         $                        $                         $


     We will make quarterly distributions of $o per PEPS on each o, o, o and o (or on the next Business Day if that date is not a Business Day), beginning o, if you are the holder of record as of each o, o, o, and o, respectively . Our quarterly distributions will consist solely of the cash we receive from the proceeds of the Treasury Securities as they mature.

Temporary Investments

     For cash management purposes, we may invest the proceeds of the Treasury Securities and any other cash we hold in short-term obligations of the U.S. government maturing no later than the Business Day before the next distribution date.

Trust Dissolution

     Our trust will terminate on or shortly after the Exchange Date, or earlier if the contract is accelerated as described above. We have adopted a fundamental policy that we will not dispose of the Contract during our term, though under the circumstances described above the Contract may terminate before the Exchange Date. If a Default occurs with respect to the Contracting Stockholder, our assets (except for the Contract) will be liquidated and our trust dissolved. Upon dissolution, our assets will include proceeds received from the liquidation and any assets received under the Contract, less any expenses, which will be distributed pro rata to you, and our term will immediately expire. See "-- The Contract -- Reorganization Events Causing a Dissolution of the Trust" and "-- Collateral Arrangements; Acceleration."

Fractional Interests Upon Dissolution

     We will not distribute to you on the Exchange Date (or earlier if we dissolve earlier) any fractional units of any Reference Security, or fractional interests of any Reference Property other than cash or a Reference Security. All fractional units or interests to which you would otherwise be entitled on the Exchange Date (or earlier if we dissolve earlier) will be aggregated and liquidated and, in lieu of the fractional units or interests to which you would otherwise have been entitled, you will receive a pro rata portion of the proceeds from the liquidation (net of any brokerage or related expenses).


                            INVESTMENT RESTRICTIONS

     We have adopted a fundamental policy that we will not:

     o purchase any securities or instruments other than the Treasury Securities, the Contract and any Reference Security received under the Contract and, for cash management purposes, short-term obligations of the U.S. government;

     o    issue any securities or instruments except for the PEPS;

     o    make short sales or purchase securities on margin;

     o    write put or call options;

     o    borrow money except as permitted by the Investment Company Act;

     o    underwrite securities of other issuers;

     o purchase or sell real estate and real estate mortgage loans, commodities or commodities contracts;

     o    make loans;

     o    invest less than 65% of our portfolio in the Contract;

     o    dispose of the Contract during our term; and

     o unless we dissolve earlier than the Exchange Date if a Default occurs, dispose of the Treasury Securities before their maturity dates.

     We cannot change these fundamental policies without the vote of 100% of the outstanding PEPS. Unless expressly designated as fundamental, all other policies of the Trust may be changed by our trustees without your approval.

     Because of the foregoing fundamental policies, our investments will be concentrated initially in the o industry, which is the industry in which XYZ Company currently operates. However, if in the future XYZ Company diversifies its operations into one or more other industries, or if the Reference Property includes a Reference Security of an issuer that operates in another industry, our investments will be less concentrated in the o industry. See "Risk Factors -- Our Portfolio is Not Diversified."

                                  RISK FACTORS

     You should carefully consider each of the following risks and all of the other information set forth in this prospectus and the accompanying XYZ Company Prospectus before deciding to invest in the PEPS.

We Will Not Actively Manage our Portfolio

     Unlike a typical closed-end investment company, we will not have an investment advisor to manage our portfolio. Instead, we will be internally managed by our trustees. See "Management Arrangements." We have adopted a fundamental policy that we may not dispose of the Contract before our term expires. Similarly, unless a Default or a Tax Event occurs and we dissolve earlier than the Exchange Date, we will not dispose of the Treasury Securities before their maturity dates. As a result, we will continue to hold the Contract despite any significant decline in the value of the XYZ Company Common Stock (or any other Reference Property) or any adverse change in the financial condition of XYZ Company (or any other Issuer). See "Investment Objective and Policies -- Trust Assets."

Our Portfolio is Not Diversified

     We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Our assets will consist almost entirely of the Contract and the Treasury Securities. As a result, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

You Bear the Risk of Any Loss in the Value of XYZ Company Common Stock

     The PEPS are similar to ordinary equity securities in that the aggregate value of the XYZ Company Common Stock or other Reference Property or cash that you will receive on or shortly after the Exchange Date is not fixed, but is based on the value of the XYZ Company Common Stock (or other Reference Property), which may be more or less than the Initial Price. See "Investment Objective and Policies -- The Contract." If the Reference Property Value per PEPS is less than the Initial Price, then you will receive assets with a value less than the issue price you paid to purchase the PEPS, in which case your investment in PEPS will result in a loss, and you will bear the entire decline in value. Accordingly, you are assuming the risk that the market value of the XYZ Company Common Stock may decline, and that such decline may be substantial. If XYZ Company is insolvent or bankrupt when you receive XYZ Company Common Stock, you may lose your entire investment.

     In addition, because the Then-Current Value of any Reference Security is determined over a 20 Trading Day averaging period (except in the case of a Rollover Offering), the actual market price of XYZ Company Common Stock (or other Reference Security) that you receive on or shortly after the Exchange Date may be less than the Reference Property Value per PEPS. For example, if the value of XYZ Company Common Stock is continuously falling during the averaging period, the actual market price on the Exchange Date of the XYZ Company Common Stock that you receive may be less than the Reference Property Value per PEPS.

PEPS Give You Less Opportunity for Equity Appreciation than XYZ Company Common Stock

     Owning a PEPS is economically different from owning a share of XYZ Company Common Stock. An investment in PEPS offers you less opportunity to realize any appreciation in the value of XYZ Company Common Stock over its current value than does a direct investment in XYZ Company Common Stock. The amount you receive when you exchange your PEPS will be greater than the issue price you paid to purchase the PEPS only if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price. The Threshold Appreciation Price of $o represents an appreciation of o% over the Initial Price. In addition, you are entitled to receive only o% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation in the Reference Property Value per PEPS above the Threshold Appreciation Price. See "Investment Objective and Policies -- The Contract."

Trading Prices of the PEPS May Be Influenced by Many Unpredictable Factors

     Many factors, all of which are beyond our control, will influence the value of the PEPS. We expect that the market value of the XYZ Company Common Stock will affect the value of the PEPS more than any other factor. The trading price of the XYZ Company Common Stock may fluctuate significantly and experience significant volatility. Factors that may affect the trading prices of the XYZ Company Common Stock and the PEPS include:

     o    the operating results and future prospects of XYZ Company;

     o    the health of the industry in which XYZ Company operates;

     o economic, financial and political events that affect the capital markets generally;

     o sales of substantial amounts of XYZ Company Common Stock after the offering of the PEPS (which could occur, among other reasons, in connection with hedging or arbitrage of investors' positions in the PEPS -- see "-- The Issuance of the PEPS May Adversely Impact the Market for the XYZ Company Common Stock") or the perception that these sales could occur;

     o the volatility (frequency and magnitude of changes in price) of the XYZ Company Common Stock;

     o    the dividend rate on the XYZ Company Common Stock;

     o    interest and yield rates in the capital markets generally; and

     o    the time remaining until the Exchange Date.

     The capital markets in general have experienced extreme volatility that often has been unrelated to the operating performance of particular companies. These broad market and industry fluctuations may cause declines in the value of the XYZ Company Common Stock and the PEPS regardless of the actual operating performance of XYZ Company.

The Issuance of the PEPS May Adversely Impact the Market for the XYZ Company Common Stock.

     Investor's anticipation that the Contracting Stockholder may deliver to us under the Contract XYZ Company Common Stock representing approximately o% of the currently outstanding shares of XYZ Company Common Stock could cause the price of the XYZ Company Common Stock to be unstable or to fall. In addition, the following events may occur as a result of the issuance of the PEPS, which events may also adversely affect the price of the XYZ Company Common Stock:

     o sales of XYZ Company Common Stock by investors who prefer to invest in XYZ Company by purchasing PEPS;

     o short sales of XYZ Company Common Stock by holders of PEPS who wish to hedge their investment in XYZ Company; or

     o arbitrage trading activity between the PEPS and the XYZ Company Common Stock.

You Bear Some Market Risk if the Contracting Stockholder Elects the Cash Settlement Option

     If the Contracting Stockholder decides to exercise the Cash Settlement Option, the amount of cash we will receive in lieu of any Reference Security will be based on the average of the Closing Prices of that Reference Security for the 20 Trading Day period ending immediately before the second Trading Day prior to the Exchange Date (except in the case of a Rollover Offering). The price of the XYZ Company Common Stock (or any other Reference Security that you may receive as a result of dilution adjustments) will be subject to market fluctuations during that period. The amount of cash you receive on the Exchange Date may be less than the value of the XYZ Company Common Stock (or other Reference Securities) that you would have received on the Exchange Date had the Contracting Stockholder not exercised the Cash Settlement Option. For example, if the Contracting Stockholder elects to exercise the Cash Settlement Option and the value of the XYZ Company Common Stock is continuously rising during the averaging period, the average of the Closing Prices of the XYZ Company Common Stock over the averaging period may be lower than the value of the XYZ Company Common Stock otherwise deliverable on the Exchange Date.

     The Contract will be collateralized only by a pledge of the maximum number or amount of each type of Reference Property that the Contracting Stockholder may be required to deliver under the Contract (or, at the Contracting Stockholder's option, by U.S. government obligations). Therefore, you bear the risk that the Contracting Stockholder's obligation to deliver cash to us will not be fully collateralized if the Contracting Stockholder elects the Cash Settlement Option and the value of the XYZ Company Common Stock (or other Reference Securities) falls during the averaging period so that the value of the Reference Property pledged to us is less than the amount of cash that the Contracting Stockholder is obligated to deliver to us under the Contract. See "Investment Objective and Policies -- The Contract."

The Amount You Receive and the Timing of Exchange Will Be Affected If the Contracting Stockholder Elects to Extend the Exchange Date or Engage in a Rollover Offering

     The Contracting Stockholder will have the right under the Contract, on o Business Days' notice to us, to extend the Exchange Date to o. If the Contracting Stockholder elects to extend the Exchange Date, the Contracting Stockholder will then have the right in connection with a Rollover Offering, by notice to us by o, New York City time, on the date of pricing of the Rollover Offering, to accelerate the Exchange Date from o to the second Business Day following the date of closing of the Rollover Offering. If the Contracting Stockholder elects to extend the Exchange Date, then the Exchange Amount will be calculated as of the extended Exchange Date. If the Contracting Stockholder elects to extend and then accelerate the Exchange Date, then the Exchange Amount will be calculated as set forth above under "Investment Objective and Policies -- The Contract -- Rollover Offering." In either case, your receipt of shares or cash (or a combination thereof) will be delayed until following the extended or accelerated Exchange Date.

     If the Contracting Stockholder elects to finance an all-cash settlement of the Contract in whole or in part with the proceeds of a Rollover Offering, then the "Reference Property Value per PEPS" will be equal to the Then-Current Value of the Reference Property per PEPS on the date of pricing of the Rollover Offering and, if the Reference Property includes any Reference Security, the "Then-Current Value" of the Reference Security for the purpose of determining the Reference Property Value per PEPS will be the Closing Price per unit of the Reference Security on the date of pricing of the Rollover Offering. Therefore, the number or amount of each type of Reference Property or the amount of cash (or a combination thereof) that you receive in exchange for your PEPS may be less than or greater than the number or amount that you would have received if the Contracting Stockholder had not elected to extend or accelerate the Exchange Date or to engage in a Rollover Offering. In addition, if the Contracting Stockholder elects to finance the cash settlement of the Contract with the proceeds of a Rollover Offering, you will only receive notice of the Rollover Offering, and of the fact that you will receive cash in exchange for your PEPS, on the pricing date of the Rollover Offering.

     In addition, if the Contracting Stockholder engages in a Rollover Offering, the amount of cash you will receive for your PEPS will be based on a single Closing Price for any Reference Security included in the Reference Property, rather than an average of Closing Prices, and you will only receive notice of the date on which the single Closing Price will be determined on the determination date.

You Bear Some Risk if the Stockholder Becomes Bankrupt

     We believe that the Contract constitutes a "securities contract" for purposes of Title 11 of the United States Code (the "Bankruptcy Code"). Therefore, we believe that if the Contracting Stockholder becomes bankrupt, the Contract will not be subject to the automatic stay provisions of the Bankruptcy Code. If, however, the Contract was found not to constitute a "securities contract" for this purpose, the Contract could become subject to the automatic stay provisions of the Bankruptcy Code or otherwise affected by the bankruptcy proceedings. This could adversely affect the timing of the exchange and the amount of stock or other property that you receive in exchange for your PEPS.

     In addition, if the Contracting Stockholder elects to extend the Exchange Date, the Contracting Stockholder will be required to deliver to us additional Treasury Securities sufficient to fund the additional cash distribution that we will make. If the Contracting Stockholder becomes bankrupt after electing to extend the Exchange Date but before the extended (or accelerated) Exchange Date, your receipt of the additional cash distribution may be substantially delayed.

You Will Have No Shareholder Rights With Respect to any Reference Security

     If you invest in PEPS, you will have no rights with respect to any Reference Security, including voting rights and rights to receive any dividends or other distributions on the Reference Security, unless you receive the Reference Securities in exchange for your PEPS. You will have these rights with respect to any Reference Securities that you receive in exchange for your PEPS only if the applicable record date for determining stockholders entitled to those rights occurs after you have received the Reference Securities.

     The Contracting Stockholder is not responsible for determining the amount you will receive for your PEPS on or shortly after the Exchange Date. The Contract is a commercial transaction and does not create any rights in any third party and is not for the benefit of any third party, including you.

The Number of Shares You Receive Will Not be Adjusted for Potentially Dilutive Events

     XYZ Company (or any other Issuer) is free to issue additional shares of common stock or other securities during the term of the PEPS. Similarly, any stockholder of XYZ Company may decide to sell XYZ Company Common Stock at any time. Although the amount of Reference Property you receive will be adjusted to protect you from the dilutive events specified under "Investment Objective and Policies -- The Contract -- Reference Property Adjustments," it will not be adjusted if XYZ Company offers XYZ Company Common Stock for cash or as consideration to make an acquisition or if a stockholder sells shares of XYZ Company Common Stock or if XYZ Company or anyone else makes a partial tender offer or partial exchange offer for the XYZ Company Common Stock. See "Investment Objective and Policies -- The Contract -- Reference Property Adjustments." Any of these issuances, sales or offers could lead to declines in the value of XYZ Company Common Stock and, because no adjustment is made to the PEPS, in the value of your PEPS. Neither XYZ Company nor the Contracting Stockholder has any obligation to consider your interests for any reason.

Your Opportunity for Gain May be Diminished if the PEPS Expire Early

     Our term (which is scheduled to expire on or shortly after the Exchange
Date) may be accelerated and our assets (except for the Contract) liquidated if: XYZ Company consolidates or merges into another company, XYZ Company liquidates or similar events occur, the Contracting Stockholder defaults under the Contract or the collateral supporting the Contract is insufficient. On acceleration, the value of the proceeds and assets you receive could be substantially less than the value of what you would have received had our term expired on the Exchange Date.

PEPS May be Difficult to Resell

     There may be little or no secondary market for the PEPS. The PEPS are a new security and there currently is no secondary market for them. We will apply to the [New York Stock Exchange] to list the PEPS for trading under the symbol "o," but we do not know whether active trading in the PEPS will develop and continue even if they are so listed. If there is a secondary market for the PEPS, it may not provide significant liquidity or it may not continue for the life of the PEPS.

     The PEPS may later be delisted or trading in the PEPS on the [New York Stock Exchange] may later be suspended. If the PEPS are delisted or trading suspended, we will apply to list the PEPS on another national securities exchange or for quotation on another trading market. If the PEPS are not listed or traded on any securities exchange or trading market, or if trading is suspended, you may find it more difficult to obtain pricing information for the PEPS, and the price and liquidity of the PEPS may be adversely affected.

     The underwriters have told us that they currently intend to make a market in the PEPS, although they have no obligation to do so.

PEPS May Trade at a Discount to Net Asset Value

     We are a newly organized closed-end investment company with no previous operating history. Our net asset value may decrease. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset value. It is impossible to predict whether the PEPS will trade at, below or above our net asset value. Since the PEPS are not redeemable, if you wish to dispose of them prior to the Exchange Date, you must bear the risk that if they do trade at a discount at the time you sell them, you would realize a loss on your investment in the PEPS, regardless of our performance.

No Affiliation Between the Trust and XYZ Company

     We are not affiliated with XYZ Company. We have no knowledge whether any of the events described under "The Contracts -- Reference Property Adjustments" are currently being considered by XYZ Company unless those events have been publicly disclosed, and we also have no knowledge of any event that would have a material adverse effect on XYZ Company or on the price of the XYZ Company Common Stock. We have no ability to control these events and these events are difficult to predict.

     XYZ Company has no obligations with respect to the PEPS or the Contract, including any obligation to consider our needs or your needs for any reason. XYZ Company will not receive any of the proceeds from the Offering. XYZ Company is not responsible for and has not participated in determining the number amount or type of property you will receive for your PEPS. XYZ Company is not involved with the administration or trading of the PEPS.

The Contract May Be Accelerated Upon a Tax Event

     Under the recently enacted Taxpayer Relief Act of 1997 (the "Tax Act"), new Section 1259 was added to the Code. In general, Section 1259 of the Code requires taxpayers (including corporations) to recognize gain (but not loss) upon entering into a "constructive sale" of any appreciated position in stock. For these purposes, a taxpayer is treated as making a "constructive sale" of an appreciated position in stock when the taxpayer (or a person related to the taxpayer) enters into a forward contract to deliver the stock. A "forward contract" is defined for these purposes as a contract to deliver a substantially fixed amount of property for a substantially fixed price. Section 1259 of the Code generally applies to constructive sales entered into after June 8, 1997. There can be no assurance that future guidance will not be issued under Section 1259 of the Code that could indicate that the Contracting Stockholder has made a constructive sale of [its] shares of XYZ Company Common Stock as a result of having entered into the Contract. If future guidance is issued indicating that the Contracting Stockholder has made a constructive sale of [its] XYZ Company Common Stock as a result of having entered into the Contract, such guidance could result in a Tax Event. It cannot be predicted whether or not any future guidance will be issued under Section 1259 of the Code that could give rise to a Tax Event, nor can it be predicted whether the Contracting Stockholder will elect to accelerate the Contract upon the occurrence of a Tax Event. You will experience a taxable event upon the exchange of PEPS to the extent that the Contracting Stockholder satisfies [its] obligations under the Contract in whole or in part with cash, including upon acceleration of the Contract upon the occurrence of a Tax Event. See "Certain United States Income Tax Considerations."

Uncertain Tax Treatment

     The law regarding the treatment of the PEPS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your pro rata portion of the Contract prior to partial or full settlement of the Contract, there are alternative characterizations that could require you to include more income than would be included under the analysis set forth under "Certain Tax Considerations." Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the PEPS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the PEPS. See "Certain Tax Considerations."

Risks Factors relating to XYZ Company

     You should carefully consider the information in the XYZ Company Prospectus, including the risk factors relating to XYZ Company beginning on page o of the XYZ Company Prospectus.


                            DESCRIPTION OF THE PEPS

     Each PEPS represents a proportionate share of beneficial interest in our trust, and a total of o PEPS will be issued in the Offering, assuming the underwriters do not exercise their over-allotment option. You are entitled to share pro rata in our remaining assets available for distribution if we liquidate. PEPS have no preemptive, redemption or conversion rights. The PEPS, when issued and delivered to you against payment of the purchase price, will be fully paid and nonassessable undivided beneficial interests in our assets.

     You are entitled to one vote for each PEPS you hold on all matters to be voted on by holders of PEPS. You cannot cumulate your votes in the election of trustees. We intend to hold annual meetings as required by the rules of the [New York Stock Exchange]. You have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding PEPS, to remove any of our trustees. The trustees will call a meeting for holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the PEPS, or to vote on other matters upon the written request of the record holders of 51% of the PEPS (unless substantially the same matter was voted on during the preceding 12 months).

Book-entry System

     The PEPS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of the Depositary's nominee.

     The Depositary has informed us as follows. The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities for people who have accounts with them ("participants") and to facilitate the clearance and settlement of securities transactions among its participants through electronic book-entry changes in the participants' accounts. This book-entry system eliminates the need to physically move certificates. These participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

     After a Global Security is issued, the Depositary or its nominee will credit the PEPS represented by the Global Security to its participants' accounts. The underwriters will designate the accounts to be credited. Only participants or persons that hold interests through participants may beneficially own the Global Securities. If you are a participant, the Depositary or its nominee will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial ownership interests among participants. If you hold through a participant, the participant will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial interests within the participant. The laws of some jurisdictions may require that purchasers of securities take physical delivery of those securities in definitive form. These laws may impair the ability to transfer beneficial interests in a Global Security.

     So long as the Depositary or its nominee is the registered owner of a Global Security, the Depositary or its nominee will be considered the sole owner or holder of the PEPS represented by that Global Security. Generally, you will not be entitled to have PEPS registered in your name and will not receive or be entitled to receive physical delivery of PEPS in definitive form and will not be considered the owner or holder of the PEPS that you beneficially own.

     Because the Depositary or its nominee is the registered owner or the holder of the Global Securities, we will pay the quarterly distributions and deliver any Reference Property or any other consideration in connection with the PEPS to the Depositary or its nominee. We expect that the Depositary or its nominee, when it receives a payment or delivery, will immediately credit its participants' account with amounts proportionate to their respective beneficial interests in the Global Securities, according to its records. We also expect that payments by participants to persons who hold through participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name", and will be the responsibility of the participants. None of us, any underwriter, any of our trustees, the Administrator (as defined below), the Paying Agent (as defined below) or the Custodian (as defined below) will have any responsibility or liability for any aspect of the records relating to beneficial ownership interests in a Global Security, or payments made on account of beneficial ownership interests or for maintaining, supervising or reviewing any records relating to beneficial ownership interests.

     A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and we do not appoint a successor depositary within ninety days, we will issue PEPS in definitive registered form in exchange for the Global Securities. In this event, you will be entitled to receive PEPS in definitive form registered in your name equal in number to your proportionate interest in the Global Securities.


                            MANAGEMENT ARRANGEMENTS

General

     Our trustees consist of three individuals (each, a "Trustee"). None of the Trustees is an "interested person" in us as defined in the Investment Company Act. The Trustees are responsible for the overall supervision of our operations and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

     The name of each Trustee, his position and his principal occupation during the past five years are set forth below:

                                                     Principal Occupation During
Name, Age and Address                  Title             Past Five Years
---------------------                  -----         ---------------------------
Donald J.  Puglisi, 53........... Managing Trustee     Professor of Finance
 Department of Finance                               University of Delaware
 University of Delaware
 Newark, DE 19716

William R.  Latham, I, 54........     Trustee         Professor of Economics
 Department of Economics                             University of Delaware
 University of Delaware
 Newark, DE 19716

James B.  O'Neill, 59............     Trustee         Professor of Economics
 Center for Economic Education                       University of Delaware
 & Entrepreneurship
 University of Delaware
 Newark, DE 19716

Compensation of Trustees

     Each Trustee will be paid a one-time, up-front fee of $o by the Contracting Stockholder. The Managing Trustee will also receive an additional up-front fee of $o for serving in that capacity. We will not compensate the Trustees in any manner, including any pension or retirement benefits. The Trustees do not receive any compensation for serving as a trustee or director of any other affiliated investment company.

Portfolio Management and Administration

     We will be internally managed by our three Trustees and we will not have an investment adviser. Our portfolio will not be actively managed. The Trustees will authorize the purchase of the Contract and the Treasury Securities as directed by the Trust Agreement. We have a fundamental policy that the Contract may not be disposed of during our term and that, unless we dissolve earlier than the Exchange Date due to a Default or a Tax Event, we will not dispose of the Treasury Securities before their maturity dates.

     The Contracting Stockholder and Morgan Stanley & Co. Incorporated will pay all expenses we incur in our operations, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Administrator, the Custodian and the Paying Agent, expenses of registering the PEPS under federal and state securities laws, SEC fees, the Trustees' fees, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses and mailing expenses. See "Fee Table" and "-- Estimated Expenses."

Administrator

     Our day-to-day affairs will be managed by o, as trust administrator (the "Administrator") pursuant to an administration agreement dated as of o (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator. These include the duties to: (i) receive invoices for and pay all of our expenses;
(ii) with the approval of the Trustees, engage legal and other professional advisors (other than our independent public accountants); (iii) instruct the Paying Agent to pay any distributions on the PEPS; (iv) prepare and mail, file or publish all of our notices, proxies, reports, tax returns and other communications and documents, and keep all of our books and records; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce our rights and remedies; and (vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders. The Administrator will not, however, select our independent public accountants or sell or otherwise dispose of our assets (except in connection with an acceleration of the Contract as described under "Investment Objective and Policies -- The Contract -- Reorganization Events Causing a Dissolution of the Trust" and "-- Collateral Arrangements; Acceleration" or the settlement of the Contract on the Business Day before the Exchange Date).

     The Administration Agreement may be terminated by us or the Administrator with 60 days prior written notice, but the agreement may not be terminated until a successor Administrator has been chosen and has accepted the Administrator's duties.

     Except for its roles as our Administrator, Custodian, Paying Agent and registrar and transfer agent and as Collateral Agent under the Security and Pledge Agreement, o has no other affiliation with us, and is not engaged in any other transactions with us.

     The address of the Administrator is o.

Custodian

     The custodian (the "Custodian") for our assets is o pursuant to a custodian agreement dated as of o (the "Custodian Agreement"). Under the Custodian Agreement, all net cash we receive will be invested by the Custodian in short-term U.S. government securities maturing on or shortly before the next quarterly distribution date. If we terminate the Custodian Agreement or the Custodian resigns, we must engage a new Custodian to carry out the duties of the Custodian.

     The address of the Custodian is o.

Paying Agent

     The transfer agent, registrar and paying agent (the "Paying Agent") for the PEPS is o pursuant to a paying agent agreement dated as of o (the "Paying Agent Agreement"). If we terminate the Paying Agent Agreement or the Paying Agent resigns, we must engage a new transfer agent, registrar and paying agent to carry out the duties of the Paying Agent.

     The address of the Paying Agent is o.

Indemnification

     We will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) that they may incur in acting in that capacity, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits this indemnification. Morgan Stanley & Co. Incorporated has agreed to reimburse us for any amounts we pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian. Morgan Stanley & Co. Incorporated will in turn be reimbursed by the Contracting Stockholder.

Estimated Expenses

     At the closing of the Offering, the Contracting Stockholder will pay to each of the Administrator, the Custodian and the Paying Agent a one-time, up-front amount in respect of its fee and, in the case of the Administrator, our anticipated ongoing expenses over our term. Our organization costs in the amount of $o and estimated costs in connection with the initial registration and public offering of the PEPS in the amount of approximately $o will be paid by the Contracting Stockholder. See "Fee Table."

     The amount payable to the Administrator for our anticipated ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to us, including estimates furnished by our agents. Any unanticipated expenses will be paid by Morgan Stanley & Co. Incorporated. Morgan Stanley & Co. Incorporated will in turn be reimbursed by the Contracting Stockholder.


                          DIVIDENDS AND DISTRIBUTIONS

     We will make quarterly distributions from the proceeds of the Treasury Securities, less any of our expenses. You will receive the first distribution of $o per Sails (in respect of the period from o until o) on o if you are the holder of record on o. After that, we will make quarterly distributions of $o per PEPS on each o, o, o and o (or on the next Business Day if that date is not a Business Day) if you are the holder of record as of each o, o, o and o, respectively.


                                NET ASSET VALUE

     We will calculate the net asset value of the PEPS on a quarterly basis by dividing the value of our net assets (the value of our assets less our liabilities) by the total number of PEPS outstanding. Our net asset value will be published semi-annually as part of our semi-annual report to you and at other times as the Trustees may determine. The Treasury Securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as we determine in good faith under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contract will be valued at the mean of the bid prices we receive from at least three independent broker-dealer firms who are in the business of making bids on financial instruments similar to the Contract and with comparable terms.


                           CERTAIN TAX CONSIDERATIONS

     The following discussion sets forth the opinion of Davis Polk & Wardwell, special tax counsel to the Trust ("Counsel"), as to certain of the material United States federal income tax consequences that may be relevant to the ownership of a PEPS. This general discussion addresses only initial holders who purchase the PEPS at the public offering price appearing on the cover of this prospectus, and who hold the PEPS as capital assets within the meaning of
Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). The discussion set forth below does not address all of the tax consequences that may be relevant to you in light of your particular circumstances or if you are subject to special treatment under federal income tax laws (e.g., rules which apply to certain financial institutions, tax-exempt organizations, dealers in options or securities, traders in securities that elect to mark-to-market or persons who hold a PEPS as a part of a hedging transaction or straddle or as part of a "conversion transaction" or a "synthetic security" or other integrated transaction). It also does not discuss the tax consequences of the ownership of the XYZ Company Common Stock. You are urged to review the discussion under ["Taxation"] in the accompanying XYZ Company Prospectus concerning the federal tax consequences of an investment in the XYZ Company Common Stock, which is based upon the opinion of o, counsel to XYZ Company.

     The summary set forth below is based on the Code, administrative pronouncements, judicial decisions and existing and proposed Treasury Regulations, changes to any of which subsequent to the date of this prospectus may affect the tax consequences described in this prospectus. No ruling has been requested from the Internal Revenue Service ("IRS") with respect to the PEPS and Counsel has advised that, because of the lack of statutory, judicial or administrative authority on point, there are uncertainties regarding the United States federal income tax consequences of an investment in the PEPS. Accordingly, you are urged to consult your tax advisors regarding the United States federal income tax consequences of an investment in the PEPS and with respect to any tax consequences arising under the laws of any state, local or foreign taxing jurisdiction.

     As used in this prospectus, the term "United States Holder" means a holder of PEPS that is, for United States federal income tax purposes, (i) an individual citizen or resident of the United States, (ii) a corporation created or organized in or under the laws of the United States or of any political subdivision thereof or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source. The term "Non-U.S. Holder" means a holder of PEPS that is (i) a nonresident alien individual, (ii) a foreign corporation or (iii) a nonresident alien fiduciary of a foreign estate or trust.

Tax Status of the Trust

     The following section applies to you if you are a United States Holder (as defined above).

     We will be treated as a grantor trust for federal income tax purposes, and income we receive will be treated as income of the holders in the manner set forth below.

Tax Consequences to United States Holders

     The following section applies to you if you are a United States Holder (as defined above).

     Tax Basis of the Treasury Securities and the Contracts. You will be considered the owner of your pro rata portion of the stripped Treasury Securities and the Contract in our Trust under the grantor trust rules of Sections 671-679 of the Code. The cost to you of your PEPS will be allocated among the your pro rata portion of the Treasury Securities and the Contract (in proportion to the fair market values thereof on the date on which you acquire your PEPS) in order to determine your tax bases. It is currently anticipated that we will use % and % of the net proceeds of the Offering to purchase the Treasury Securities and as payment under the Contract, respectively.

     Recognition of Original Issue Discount on the Treasury Securities. The Treasury Securities in our Trust will consist of stripped Treasury Securities. You will be required to treat your pro rata portion of each Treasury Security in our trust as a bond that was originally issued on the date you purchased your PEPS at an original issue discount equal to the excess of your pro rata portion of the amounts payable on that Treasury Security over your tax basis therefor. You are required (whether you are on the cash or accrual method of tax accounting) to include original issue discount (other than original issue discount on short-term Treasury Securities, as defined in this prospectus) in income for federal income tax purposes as it accrues, in accordance with a constant yield method. The return on any short-term Treasury Security (i.e., any Treasury Security with a maturity of one year or less from the date it is purchased) we hold will also be required to be included in your income as it is accrued. Unless you elect to accrue the return on a short-term Treasury Security according to a constant yield method, the original issue discount will be accrued on a straight-line basis. Your tax basis in a Treasury Security will be increased by the amount of any original issue discount included in your income with respect to that Treasury Security.

     Treatment of the Contract. You will be treated as having entered into a pro rata portion of the Contract and, at the Exchange Date, as having received a pro rata portion of the Reference Property delivered to us. You will not recognize income, gain or loss upon entry into the Contract. You should not recognize income with respect to the Contract prior to its settlement, except as noted below.

     Sale or Exchange of PEPS Prior to Settlement. Prior to the Exchange Date, upon the sale or exchange of a PEPS, you will recognize taxable gain or loss equal to the difference between the amount realized on the sale or exchange and your adjusted tax basis in the PEPS. Any gain or loss should generally be long-term capital gain or loss, as the case may be, if at that time the PEPS has been held for more than one year.

     Upon Settlement. On settlement of the PEPS you should not recognize any gain or loss with respect to any Reference Property other than cash received with respect to the Contract. Assuming this treatment is respected, you will have an adjusted tax basis in the Reference Property equal to the pro rata portion of your adjusted tax basis in the Contract allocable to the Reference Property. The allocation of adjusted tax basis in the PEPS between cash received, if any, and other Reference Property received should be based on the relative fair market value, as of settlement, of the cash and the other Reference Property. Your holding period for any Reference Property received upon settlement will start on the day after the Exchange Date.

     With respect to any cash received upon settlement, you will recognize gain or loss, as the case may be, to the extent that your portion of the cash differs from the pro rata portion of your adjusted tax basis in the Contract allocable to the cash received. The character of this gain or loss generally should be capital rather than ordinary (and long-term if you have held the PEPS for more than one year).

     Extension of the Exchange Date. You should not be required to include any amounts in income upon the Trust's receipt, as collateral, of additional Treasury Securities as a result of an extension of the Exchange Date under the Contract or be required to include original issue discount in respect of such Treasury Securities from the date the Trust receives the additional Treasury Securities as collateral until the extended Exchange Date.

     Although there is no direct authority for the treatment of the additional distribution paid on the extended Exchange Date, such additional distribution should be considered as an additional payment on the Contract. If this treatment is respected, receipt of the additional distribution on the extended Exchange Date will increase the amount of gain (or decrease the amount of loss) upon settlement of the PEPS. See "--Upon Settlement" above regarding the treatment of cash received on settlement of the PEPS. Because there can be no assurance that the Internal Revenue Service will agree with this characterization of the additional distribution on the extended Exchange Date, you are urged to consult your tax advisor concerning the tax consequences of receiving such payment.

     Possible Alternative Tax Treatments of an Investment in the PEPS. It is possible that the IRS would seek to impose tax consequences on you different from those described above. The IRS could contend, for example, that you should include imputed interest income over the term of the Contract. Also, the IRS could argue that settlement of the Contract is a taxable event and that gain realized on sale or exchange of a PEPS should be treated as interest income rather than capital gain.

Tax Consequences to Non-U.S. Holders

     The following section applies to you if you are a Non-U.S. Holder (as defined above).

     Subject to the discussion below concerning backup withholding and income that is effectively connected with a trade or business of a Non-U.S. Holder in the United States, under present United States federal income tax law:

     (a) distributions received by you with respect to PEPS will not be subject to United States federal withholding tax provided that, in the case of amounts treated as original issue discount or interest, the statement requirement set forth in Section 871(h) or Section 881(c) of the Code has been fulfilled with respect to the beneficial owner, as discussed below; and

     (b) any gain realized by you on the sale of your PEPS will not be subject to U.S. federal income tax provided that, if you are a non-resident alien individual, you are not present in the United States for 183 days or more during the taxable year of the sale.

     Sections 871(h) and 881(c) of the Code require that, in order to obtain the portfolio interest exemption from withholding tax described in paragraph
(a) above, either the beneficial owner of the PEPS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the PEPS on behalf of the beneficial owner, file a statement with the Trust to the effect that the beneficial owner of the PEPS is not a United States Holder. Under temporary and final United States Treasury Regulations, this requirement will be fulfilled if the beneficial owner of PEPS certifies on IRS Form W-8 (or a successor form), under penalties of perjury, that it is not a United States Holder and provides its name and address, and any Financial Institution holding the PEPS on behalf of the beneficial owner files a statement with the Trust to the effect that it has received such a statement from the beneficial owner (and furnishes the Trust with a copy thereof).

     If any interest (including any original issue discount) or gain you realize is effectively connected with a trade or business you conduct in the United States, this interest or gain will be subject to regular U.S. federal income tax in the same manner as if you were a United States Holder. See "-- Tax Consequences to United States Holders." In lieu of the certificate described in the preceding paragraph, you would be required to provide to the Trust a properly executed IRS Form 4224 (or a successor form) in order to claim an exemption from withholding tax. In addition, if you are a foreign corporation, such interest or gain may be included in your earnings and profits in determining your U.S. branch profits tax liability.

Backup Withholding and Information Reporting

     You may be subject to information reporting and to backup withholding at a rate of 31 percent of the amounts paid to you, unless you provide proof of an applicable exemption or a correct taxpayer identification number, and otherwise comply with applicable requirements of the backup withholding rules. The amounts withheld under the backup withholding rules are not an additional tax and may be refunded, or credited against your United States federal income tax liability, provided the required information is furnished to the IRS.


                                  UNDERWRITERS

     Under the terms and subject to the conditions contained in the underwriting agreement dated the date of this prospectus (the "Underwriting Agreement"), the underwriters named below, for whom Morgan Stanley & Co. Incorporated is acting as representative, have severally agreed to purchase, and we have agreed to sell to them, severally, the respective number of PEPS set forth opposite the names of such underwriters below:

Underwriter                                         Number of PEPS
-----------                                         --------------

Morgan Stanley & Co. Incorporated..............




       Total...................................


     The Underwriting Agreement provides that the obligations of the several underwriters to pay for and accept delivery of the PEPS offered by this prospectus are subject to the approval of certain legal matters by their counsel and to certain other conditions. The underwriters are obligated to take and pay for all of the PEPS offered by this prospectus, other than those covered by the over-allotment option described below, if any such PEPS are taken.

     The underwriters initially propose to offer part of the PEPS directly to the public at the public offering price set forth on the cover page of this prospectus and part to certain dealers at a price that represents a concession not in excess of $o per PEPS under the public offering price. Any underwriter may allow, and such dealers may reallow, a concession not in excess of $o per PEPS to other underwriters or to certain other dealers. You will not pay any sales load or underwriting commission. After the initial offering of the PEPS, the offering price and other selling terms may from time to time be varied by the representatives of the underwriters.

     We have granted to the underwriters an option, exercisable for 30 days from the date of this prospectus, to purchase up to an aggregate of o additional PEPS at the public offering price set forth on the cover page of this prospectus. The underwriters may exercise such option solely for the purpose of covering over-allotments, if any, made in connection with the offering of PEPS offered by this prospectus. To the extent such option is exercised, each underwriter will become obligated, subject to certain conditions, to purchase approximately the same percentage of such additional PEPS as the number set forth next to such underwriter's name in the preceding table bears to the total number of PEPS set forth next to the names of all underwriters in the preceding table. If the underwriters exercise their over-allotment option in full, the total price to public will be $o, the total sales load will be $o and the total proceeds to the trust will be $o.

     Each of XYZ Company and the Contracting Stockholder has agreed that, without the prior written consent of Morgan Stanley & Co. Incorporated on behalf of the underwriters, during the period ending 90 days after the date of this prospectus, it will not, directly or indirectly:

     o offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, any shares of XYZ Company Common Stock or any securities convertible into or exercisable or exchangeable for XYZ Company Common Stock; or

     o enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of XYZ Company;

whether any such transaction described above is to be settled by delivery of the PEPS or such other securities, in cash or otherwise.

     The  restrictions described in the previous paragraph do not apply to:

     o    the sale of the PEPS to the underwriters;

     o the issuance by XYZ Company of shares of XYZ Company Common Stock upon the exercise of an option or a warrant or the conversion of a security outstanding on the date of this prospectus of which the underwriters have been advised in writing;

     o the grant by XYZ Company of options pursuant to existing benefit plans of XYZ Company, if the recipients of those options have agreed in writing to restrictions on transfer of such options and any shares of XYZ Company Common Stock received upon the exercise thereof to the same effect as the foregoing; or

     o transactions by any person other than XYZ Company relating to shares of common stock or other securities acquired in open market or other transactions after the completion of the Offering.

     The XYZ Company Common Stock is listed on the [New York Stock Exchange] under the symbol "o." We will apply to the [New York Stock Exchange] to list the PEPS for trading under the symbol "o."

     In connection with our initial creation, Morgan Stanley & Co. Incorporated subscribed for and purchased an aggregate of o PEPS for an aggregate purchase price of $o. Under the Contract, the Contracting Stockholder will be obligated to deliver to us on the Business Day before the Exchange Date a number or amount of each type of Reference Property in respect of those PEPS on the same terms as the PEPS being offered to you.

     In order to facilitate the Offering, the underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the PEPS or the XYZ Company Common Stock. Specifically, the underwriters may agree to sell, or allot, more shares than the o PEPS we have agreed to sell to them. This over-allotment would create a short position in the common stock for the underwriters' account. To cover any over-allotment or to stabilize the price of the PEPS or the XYZ Company Common Stock, the underwriters may bid for, and purchase, PEPS or shares of the XYZ Company Common Stock in the open market. Finally, the underwriting syndicate may reclaim selling concessions allowed to an underwriter or a dealer for distributing the PEPS in the Offering, if the syndicate repurchases previously distributed PEPS in transactions to cover syndicate short positions, in stabilization transactions or otherwise. The underwriters have reserved the right to reclaim selling concessions in order to encourage underwriters and dealers to distribute the PEPS for investment, rather than for short-term profit taking. Increasing the proportion of the Offering held for investment may reduce the supply of PEPS available for short-term trading. Any of these activities may stabilize or maintain the market price of the PEPS or the XYZ Company Common Stock above independent market levels. The underwriters are not required to engage in these activities, and may end any of these activities at any time.

     XYZ Company and the Contracting Stockholder have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act. The underwriters have agreed to pay any of our unanticipated expenses.

     Certain of the underwriters have in the past performed various banking services for XYZ Company or the Contracting Stockholder, for which such underwriters received customary compensation.


                                 LEGAL MATTERS

     Davis Polk & Wardwell, New York, New York will pass upon certain legal matters for us and for the Underwriters. Richards, Layton & Finger, Wilmington, Delaware will pass upon certain matters of Delaware law.


                                    EXPERTS

     The statement of assets, liabilities and capital included in this prospectus has been audited by o, independent auditors, as stated in their opinion, which appears in this prospectus. The statement has been included in reliance upon the opinion given on the authority of o as experts in auditing and accounting.


                      WHERE YOU CAN FIND MORE INFORMATION

     We filed a Registration Statement on Form N-2 to register the PEPS with the SEC. This prospectus is a part of that Registration Statement. As permitted by SEC rules, this prospectus does not contain all the information you can find in the Registration Statement or the exhibits to the Registration Statement. You may read and copy any reports, statements or other information we file at the SEC's public reference rooms in Washington, D.C., New York, New York and Chicago, Illinois. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms. Our SEC filings are also available to the public from commercial document retrieval services and at the web site maintained by the SEC at "http://www.sec.gov."


                         INDEPENDENT AUDITORS' REPORT

     To the Board of Trustees and Shareholders of XYZ PEPS Trust:


     We have audited the accompanying statement of assets, liabilities and capital of XYZ PEPS Trust as of o. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of XYZ PEPS Trust, as of o in conformity with generally accepted accounting principles.

o
New York, New York
o



                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                                       o


Assets
 Cash....................................................    $
                                                             ------
   Total Assets..........................................    $
                                                             ======
Liabilities
   Total Liabilities.....................................    $    0
                                                             ------
Net Assets...............................................    $
                                                             ======
Capital
 1 PEPS issued and outstanding (Note 3)..................    $
                                                             ======
---------

(1) The Trust was created as a Delaware business trust on February 24, 1999 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the Contracting Stockholder.

(2) Offering expenses will be payable upon completion of the Offering and also will be paid by the Contracting Stockholder.

(3) On o, the Trust issued one PEPS to Morgan Stanley & Co. Incorporated in consideration for the purchase price of $ .

     The Amended and Restated Trust Agreement provides that prior to the Offering, the Trust will split the outstanding PEPS to be effected on the date that the price and underwriting discount of the PEPS being offered to the public is determined, but prior to the sale of the PEPS to the Underwriters. The one outstanding PEPS will be split into the smallest whole number of PEPS that would result in the per PEPS amount recorded as shareholders' equity, after effecting the split, not exceeding the public offering price per PEPS.




                                     PART C
                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits

1. Financial Statements

   Part A -  Independent Auditors' Report
             Statement of Assets, Liabilities and Capital as of o
   Part B - None

2. Exhibits

   (a) (1) Trust Agreement
       (2) Certificate of Trust
       (3) Restated Certificate of Trust *
       (4) Amended and Restated Trust Agreement *
   (b) Not applicable
   (c) Not applicable
   (d) (1) Form of specimen certificate for PEPS*
       (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of holders of PEPS*
   (e) Not applicable
   (f) Not applicable
   (g) Not applicable
   (h) Form of Underwriting Agreement*
   (i) Not applicable
   (j) Form of Custodian Agreement *
   (k) (1) Form of Paying Agent Agreement*
       (2) Form of Forward Purchase Contract*
       (3) Form of Administration Agreement *
       (4) Form of Security and Pledge Agreement*
       (5) Form of Fund Expense Agreement*
       (6) Form of Fund Indemnity Agreement*
   (l) Opinion and Consent of Richards, Layton & Finger, counsel to the Trust*
   (m) Not applicable
   (n) (1) Consent of o, independent auditors for the Trust*
       (2) Tax opinion and consent of Davis Polk & Wardwell, counsel to the Trust*
   (o) Not applicable
   (p) Form of Subscription Agreement*
   (q) Not applicable
   (r) Financial Data Schedule*

---------
*  To be filed by amendment.



Item 25. Marketing Arrangements

   See Exhibit (h) to this Registration Statement.

Item 26. Other Expenses of Issuance and Distribution

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees                                  *
Listing fee                                            *
Printing (other than certificates)                     *
Engraving and printing certificates                    *
Fees and expenses of qualifications under state
  securities laws (including fees of counsel)          *
Accounting fees and expenses                           *
Legal fees and expenses                                *
NASD fees                                              *
Miscellaneous                                          *
                                                     ---
   Total                                               *

---------
*  To be furnished by amendment.


Item 27. Person Controlled by or under Common Control with Registrant

     The Trust will be internally managed and will not have an investment adviser. The information in the prospectus under the caption "Management Arrangements" is incorporated herein by reference.

Item 28. Number of Holders of Securities

     There will be one record holder of the PEPS as of the effective date of this Registration Statement.

Item 29. Indemnification

     [Certain agreements to be specified] provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the registrant, pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

     The registrant is internally managed and does not have an investment adviser.

Item 31. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716) and its paying agent (o).

Item 32. Management Services

     Not applicable.

Item 33. Undertakings

     (a) The registrant hereby undertakes to suspend the offering of the PEPS covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (b) The registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective, and (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 24th day of March, 1999.


                                    XYZ PEPS TRUST



                                    By: /s/ Donald J. Puglisi
                                       ----------------------------------
                                       Name:  Donald J. Puglisi
                                       Title: Trustee


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

           Name                           Title                         Date
           ----                           -----                         ----
                                 Principal Executive Officer,
By:  /s/ Donald J. Puglisi       Principal Financial Officer,     March 24, 1999
   ----------------------------  Principal Accounting Officer,
                                 and Trustee